As filed with the Securities and Exchange Commission on January 31, 2024

Securities Act File No. 333-276036

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. 1	☑
Post-Effective Amendment No.	☐

VIRTUS ASSET TRUST

(Exact Name of Registrant as Specified in Charter)

101 Munson Street

Greenfield, MA 01301-9683

(Address of Principal Executive Offices)

(800) 243-1574

(Registrant’s Telephone Number, including Area Code)

JENNIFER FROMM, ESQ. Vice President, Chief Legal Officer, Counsel and Secretary for Registrant 101 Munson Street Greenfield, MA 01301-9683	MARK D. PERLOW, ESQ. Dechert LLP One Bush Street, Suite 1600 San Francisco, CA 94104

(Name and address of Agents for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class A, Class C, Class I and Class R6 Shares of Virtus SGA International Growth Fund

ACQUISITION OF ASSETS OF

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

a series of

Virtus Opportunities Trust

101 Munson Street

Greenfield, MA 01301-9683

(800) 243-1574

BY AND IN EXCHANGE FOR SHARES OF

VIRTUS SGA INTERNATIONAL GROWTH FUND

a series of

Virtus Asset Trust

101 Munson Street

Greenfield, MA 01301-9683

(800) 243-1574

PROSPECTUS/INFORMATION STATEMENT

DATED FEBRUARY 1, 2024

This Prospectus/Information Statement is being furnished in connection with the reorganization of Virtus Vontobel Foreign Opportunities Fund (“Acquired Fund”), a series of Virtus Opportunities Trust (“Acquired Fund Trust”), into Virtus SGA International Growth Fund (“Acquiring Fund”), a series of Virtus Asset Trust (“Acquiring Fund Trust” and together with the Acquired Fund Trust, the “Trusts”). This Prospectus/Information Statement is being mailed on or about February 5, 2024 to shareholders of the Acquired Fund as of January 23, 2024.

GENERAL

We are not asking you for a proxy and you are requested not to send us a proxy.

The Board of Trustees of the Trusts has approved the reorganization of the Acquired Fund into the Acquiring Fund. The Acquired Fund and Acquiring Fund are sometimes referred to in this Prospectus/Information Statement individually as a “Fund” and collectively as the “Funds.”

In the reorganization, all of the assets of the Acquired Fund will be acquired by the Acquiring Fund in exchange for Class A, Class C, Class I and Class R6 shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (the “Reorganization”). Class A, Class C, Class I and Class R6 shares of the Acquiring Fund will be distributed to each shareholder in liquidation of the Acquired Fund, and the Acquired Fund will be terminated as a series of the Acquired Fund Trust. You will then hold that number of full and fractional shares of the Acquiring Fund which have an aggregate net asset value equal to the aggregate net asset value of your shares of the Acquired Fund.

Each of the Acquired Fund and the Acquiring Fund is a separate diversified series of the Acquired Fund Trust and Acquiring Fund Trust, respectively, each a Delaware statutory trust, which are registered as open-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Acquired Fund is identical to that of the Acquiring Fund, as follows:

Fund	Investment Objective

Acquired Fund	Long-term capital appreciation.

Acquiring Fund	Seeking to provide long-term capital appreciation.

The investment strategies of the Funds are similar with respect to investing in equity securities of non-United States (“U.S.”) issuers. Under normal circumstances, the Acquired Fund will invest at least 80% of its assets in equity securities or equity-linked instruments of issuers located outside of the U.S., including issuers in emerging market countries. Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in equity securities of issuers organized, headquartered or doing a substantial amount of business outside the U.S.

The fundamental investment restrictions of the Acquired Fund are the same as those of the Acquiring Fund.

Virtus Investment Advisers, Inc. (“VIA”) serves as the investment adviser for the Acquired Fund, Virtus Fund Advisers, LLC (“VFA”) serves as the investment adviser for the Acquiring Fund, Vontobel Asset Management, Inc. (“Vontobel”) serves as investment subadviser for the Acquired Fund and Sustainable Growth Advisers, LP (“SGA”), an affiliate of VIA and VFA, serves as investment subadviser for the Acquiring Fund. Following the Reorganization, VFA and SGA will continue to serve as the investment adviser and investment subadviser, respectively, of the Acquiring Fund. VIA and VFA are affiliated investment advisers under common control by Virtus Partners, Inc.

This Prospectus/Information Statement explains concisely the information about the Acquiring Fund that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about the Acquired Fund:

Prospectus of the Acquired Fund Trust, relating to the Acquired Fund, dated January 29, 2024, as supplemented;

Statement of Additional Information of the Acquired Fund Trust, relating to the Acquired Fund, dated January 29, 2024, as supplemented; and

Annual Report of the Acquired Fund Trust, relating to the Acquired Fund, for the year ended September 30, 2023.

How to Obtain this Information: Copies are available upon request and without charge if you: • Visit www.virtus.com on the Internet; or • Call Virtus Fund Services toll-free at (800) 243-1574.

Information about the Acquiring Fund:

Prospectus of the Acquiring Fund Trust, relating to the Acquiring Fund, dated April 28, 2023, as supplemented, which accompanies this Prospectus/Information Statement;

Statement of Additional Information of the Acquiring Fund Trust, relating to the Acquiring Fund, dated April 28, 2023, as supplemented;

Annual Report of the Acquiring Fund Trust, relating to the Acquiring Fund, for the year ended December 31, 2022; and

Semi-Annual Report of the Acquiring Fund Trust, relating to the Acquiring Fund, for the period ended June 30, 2023.

How to Obtain this Information: Copies are available upon request and without charge if you: • Visit www.virtus.com on the Internet; or • Call Virtus Fund Services toll-free at (800) 243-1574.

Information about the Reorganization: Statement of Additional Information dated February 1, 2024, which relates to this Prospectus/Information Statement and the Reorganization.	How to Obtain this Information: Copies are available upon request and without charge if you: • Visit www.virtus.com on the Internet; or • Call Virtus Fund Services toll-free at (800) 243-1574.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the SEC’s Public Reference Room in Washington, D.C.

Information relating to the Acquired Fund is contained in the Prospectus of the Acquired Fund Trust, relating to the Acquired Fund, dated January 29, 2024 (SEC File No. 811-07455; 033-65137) and is incorporated by reference in this document. Information relating to the Acquiring Fund is contained in the Prospectus of the Acquiring Fund Trust, relating to the Acquiring Fund, dated April 28, 2023 (SEC File No. 811-07705; 333-08045) and is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) The Statement of Additional Information dated February 1, 2024 relating to this Prospectus/Information Statement and the Reorganization, which includes the financial statements of the (i) Acquired Fund Trust relating to the Acquired Fund for the year ended September 30, 2023, and (ii) the Acquiring Fund Trust relating to the Acquiring Fund for the year ended December 31, 2022 and the six-month period ended June 30, 2023, is incorporated by reference in its entirety in this document.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in the Acquiring Fund:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

i

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES

OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE

INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE

REORGANIZATION, YOU SHOULD READ THIS ENTIRE

PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBITS.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectuses and Statement of Additional Information relating to the Funds and the Agreement and Plan of Reorganization (the “Plan”), which is attached to this Prospectus/Information Statement as Exhibit A.

Why is the Reorganization happening?

The Reorganization will allow shareholders of the Acquired Fund to own a fund that is substantially similar in style and with a greater amount of combined assets after the Reorganization. The Acquiring Fund has an identical investment objective and similar investment strategies and risks to those of the Acquired Fund. Although each share class of the Acquiring Fund will have an expense ratio that is higher than that of the corresponding share class of the Acquired Fund, the Acquiring Fund’s investment adviser has contractually agreed to limit the Acquiring Fund’s total operating expenses (excluding certain expenses) through April 30, 2025 so that the Acquiring Fund’s net expense ratio (which reflects the application of this contractual expense limitation) is the same as or lower than that of the corresponding share class of the Acquired Fund on a pro forma basis after the Reorganization. Under certain conditions, the Acquiring Fund’s investment adviser may recapture operating expenses reimbursed and/or fees waived.

The Reorganization is expected to create better efficiencies for the portfolio management team of the Acquiring Fund by creating a fund of a larger scale which could expand the range of investment opportunities for the Acquiring Fund, and will benefit shareholders of the Acquired Fund by providing them with continued exposure to a fund with a similar investment objective, mandate, and high quality, high conviction investment strategy. However, immediately following the Reorganization, gross expenses will increase for shareholders of the Acquired Fund.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the transfer in-kind of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Class A, Class C, Class I and Class R6 shares of the Acquiring Fund;

•	the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

•	the liquidation of the Acquired Fund by distribution of Class A, Class C, Class I and Class R6 shares of the Acquiring Fund to the Acquired Fund’s shareholders; and

•	the structuring of the Reorganization in a manner intended to qualify as a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is expected to be completed on or about March 8, 2024.

After the Reorganization, what shares will I own?

If you own Class A, Class C, Class I or Class R6 shares of the Acquired Fund, you will own Class A, Class C, Class I or Class R6 shares, respectively, of the Acquiring Fund. The new shares you receive will have the same net asset value as your shares of the Acquired Fund, as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganization affect me?

It is anticipated that the Reorganization will result in better operating efficiencies for the Acquiring Fund. Upon the reorganization of the Acquired Fund into the Acquiring Fund, operating efficiencies may be achieved by the Acquiring Fund because it will have a greater level of assets and may achieve economies of scale, resulting in potentially lower management and administrative costs in the future. As of December 31, 2023, the Acquiring Fund’s net assets were approximately $79,070,265 and the Acquired Fund’s net assets were approximately $623,939,944. It is believed that a larger, combined fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. However, immediately following the Reorganization, gross expenses will increase for shareholders of the Acquired Fund.

After the Reorganization, the value of your shares will depend on the performance of the Acquiring Fund rather than that of the Acquired Fund. The Board of Trustees of the Trusts believes that the Reorganization will benefit both the Acquiring Fund and the Acquired Fund. The costs of the Reorganization, including the cost of mailing this Prospectus/Information Statement, are estimated to be $161,000 and will be paid by the Acquiring Fund and the Acquired Fund, allocated pro rata based on assets under management.

Like the Acquired Fund, the Acquiring Fund pays dividends from net investment income on a semiannual basis and distributes net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A, Class C, Class I and Class R6 shares of the Acquiring Fund or distributed in cash, in accordance with your election.

Each share class of the Acquiring Fund will have a net expense ratio that is the same as or lower than that of the corresponding share class of the Acquired Fund, and a gross expense ratio that is higher than that of the corresponding share class of the Acquired Fund, on a pro forma basis after the Reorganization.

Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?

The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A, Class C, Class I and Class R6 shares, as applicable, of the Acquiring Fund in the same manner as you did for your shares of the Acquired Fund before the Reorganization. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Funds’ investment objectives and principal investment strategies compare?

The investment objectives of the Acquired Fund and the Acquiring Fund are identical in that both Funds seek long-term capital appreciation. The investment objectives of both the Acquired Fund and the Acquiring Fund are non-fundamental, which means that each may be changed by vote of the Trustees and without shareholder approval, upon 60 days’ notice to shareholders. The investment strategies of the Funds are similar with respect to investing in equity securities of non-U.S. issuers. However, there are some differences between the principal investment strategies of the Funds. Under normal circumstances, the Acquired Fund will invest at least 80% of its assets in equity securities or equity-linked instruments of issuers located outside the United States, including issuers in emerging markets countries. Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in equity securities of issuers organized, headquartered or doing a substantial amount of business outside the U.S. The Acquired Fund seeks to invest in companies with consistent operating histories and financial performance that, in most cases, generate free cash flow. The Acquired Fund’s strategy is designed to capture part of up market cycles and provide protection during down market cycles. The Acquiring Fund similarly seeks to invest in companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth, however, it does not take market cycles into consideration as part of its principal investment strategies. In determining the location of an issuer, the subadviser to the Acquired Fund primarily relies on the country where the issuer is incorporated (though it will consider other factors), whereas the subadviser to the Acquiring Fund will determine an issuer’s location based on assessment of where its assets are located or from where it derives its revenues.

The principal risks of the Funds are similar. Principal risks applicable to both the Acquired Fund and the Acquiring Fund are “Equity Securities Risk,” “Foreign Investing Risk,” “Emerging Market Risk,” “Market Volatility Risk,” “Currency Rate Risk,” “Depositary Receipts Risk,” “Redemption Risk,” “Large Market Capitalization Companies Risk” and “Small and Medium Market Capitalization Companies Risk.” The principal risk applicable only to the Acquired Fund is “Equity-Linked Instruments Risk.” Principal risks applicable only to the Acquiring Fund are “Geographic Concentration Risk,” “Convertible Securities Risk,” “ESG Risk,” “Growth Stocks Risk,” “Preferred Stocks Risk” and “Sector Focused Investing Risk.” For a discussion of the Funds’ principal risks, see the section entitled “Risks” below.

The following tables summarize a comparison of the Acquired Fund and the Acquiring Fund with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Funds.

	Acquired Fund	Acquiring Fund
Investment Objective	Long-term capital appreciation.	Seeking to provide long-term capital appreciation.

Principal Investment Strategies

This fund seeks to provide investors with access to high-quality international companies. The securities selected for inclusion in the fund are those that in the opinion of the subadviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, at least 80% of the fund’s assets are invested in equity securities or equity-linked instruments of issuers located outside the United States, including issuers in emerging markets

The fund will invest in securities of issuers located throughout the world. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities of issuers organized, headquartered or doing a substantial amount of business outside the U.S.

As of the date of the prospectus, the fund’s subadviser, SGA, considers an issuer that has at least 50% of its assets or derives at least 50% of its revenue from business outside the U.S. as doing a substantial amount of business outside the U.S. SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the fund’s portfolio that it believes have

	countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining the “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.	superior long-term earnings prospects and attractive valuation. To the extent consistent with the fund’s investment objective and strategies, the subadviser will consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and opportunities of companies under consideration. However, the pursuit of ESG-related goals is not the fund’s investment objective, nor one of its investment strategies. Therefore, ESG factors by themselves are not expected to determine investment decisions for the fund. The fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and

Acquired Fund	Acquiring Fund
depositary receipts. The fund may invest in companies of all market capitalizations. The fund will allocate its assets among various regions and countries, including emerging markets. From time to time, the fund may have a significant portion of its assets invested in the securities of companies in only a few countries or regions. Although the fund seeks investments across a number of sectors, from time to time, the fund may have significant positions in particular sectors. SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Funds.

The Acquired Fund and VIA have received shareholder approval to rely on an exemptive order and additional exemptive relief from SEC that permits VIA, subject to certain conditions, and without the approval of shareholders, to: (a) select unaffiliated subadvisers, partially-owned affiliated subadvisers, and wholly-owned affiliated subadvisers, to manage all or a portion of the assets of the fund, and enter into subadvisory agreements with such subadvisers; (b) materially amend subadvisory agreements with such subadvisers; and (c) to continue the employment of existing subadvisers after events that under the 1940 Act and the relevant subadvisory agreements would otherwise cause an automatic termination of the subadvisory agreements. In such circumstances, shareholders would receive notice of such action. In addition, the exemptive relief permits the fund to disclose its advisory fees as follows: (a) advisory fees paid by the fund to VIA and the subadvisory fees paid by VIA to wholly-owned affiliated subadvisers for the fund may be disclosed on an aggregate basis, rather than disclosing the amounts paid to each individually; and (b) subadvisory fees paid by VIA to multiple unaffiliated and partially-owned affiliated subadvisers for the fund may be disclosed on an aggregate basis, rather than disclosing the amounts paid to each such subadviser individually.

The Acquiring Fund and VFA have received shareholder approval to rely on an exemptive order from the SEC that permits VFA, subject to certain conditions and without the approval of shareholders to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a fund, and enter into subadvisory agreements with such subadvisers; (b) materially amend subadvisory agreements with such subadvisers; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including, if applicable, instructions regarding how to obtain the information concerning the new subadviser that normally is provided in a proxy statement.

Fundamental Investment Limitations

Each Fund is subject to the investment limitations enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares. A “majority of the outstanding shares” of a Fund means the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

With respect to both the Acquired Fund and the Acquiring Fund, each Fund may not:

(1) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(2) Purchase such securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

(3) Borrow money, except (i) in amounts not to exceed one-third of the value of the Fund’s total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

(4) Issue “senior securities” in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations of the SEC shall not be deemed to be prohibited by this restriction.

(5) Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

(6) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(7) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

(8) Lend securities or make any other loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may purchase debt securities, may enter into repurchase agreements and may acquire loans, loan participations and assignments (both funded and unfunded) and other forms of debt instruments.

How do the Funds’ fees and expenses compare?

Both Funds offer four classes of shares (Class A, Class C, Class I and Class R6). You will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class C, Class I and Class R6 shares of each of the Funds. The columns entitled “Acquiring Fund (Pro Forma)” show you what fees and expenses are estimated to be assuming the Reorganization takes place.

The amounts for the Class A, Class I, Class C and Class R6 shares of the Acquired Fund and Class A, Class I and Class R6 shares of the Acquiring Fund, set forth in the following tables and in the examples, are based on the expenses for the fiscal year ended September 30, 2023 for the Acquired Fund and for the annualized 9-month period ended September 30, 2023 for the Acquiring Fund. Class C shares of the Acquiring Fund had not commenced operations as of the date of this Information Statement/Prospectus; therefore, the amounts for Class C shares of the Acquiring Fund set forth in the following tables and in the examples are based on estimated expenses for the annualized 9-month period ended September 30, 2023. The Acquiring Fund is expected to commence offering Class C shares on or about March 8, 2024. The amounts for the shares of the Acquiring Fund (Pro Forma) set forth in the following tables and in the examples are based on what the estimated expenses of the Acquiring Fund would have been for the annualized 9-month period ended September 30, 2023, assuming the Reorganization had taken place on January 1, 2023.

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund Class A	Acquiring Fund Class A	Acquiring Fund (Pro Forma) Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load)	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund Class A		Acquiring Fund Class A		Acquiring Fund (Pro Forma) Class A
Management Fees	0.85%		0.85%		0.84%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.30%		0.46%		0.33%
Total Annual Fund Operating Expenses	1.40%		1.56%		1.42%
Less: Fee Waiver and/or Expense Reimbursement	(0.01	)%(a)	(0.24	)%(b)	(0.12	)%(e)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39	%(a)	1.32	%(b)	1.30	%(e)

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund (Pro Forma) Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load)	1.00	%(c)	1.00	%(c)	1.00	%(c)

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund (Pro Forma) Class C
Management Fees	0.85%		0.85%		0.84%
Distribution and Shareholder Servicing (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.29%		0.43	%(d)	0.32%
Total Annual Fund Operating Expenses	2.14%		2.28%		2.16%
Less: Fee Waiver and/or Expense Reimbursement	(0.09	)%(a)	(0.23	)%(b)	(0.11	)%(e)
Total Annual Fund Operating Expenses After Fee Waiver and/or Recapture and/or Expense Reimbursement	2.05	%(a)	2.05	%(b)	2.05	%(e)

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund Class I	Acquiring Fund Class I	Acquiring Fund (Pro Forma) Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund Class I		Acquiring Fund Class I		Acquiring Fund (Pro Forma) Class I
Management Fees	0.85%		0.85%		0.84%
Distribution and Shareholder Servicing (12b-1) Fees	0.00%		0.00%		0.00%
Other Expenses	0.27%		0.43%		0.30%
Total Annual Fund Operating Expenses	1.12%		1.28%		1.14%
Less: Fee Waiver and/or Expense Reimbursement	(0.05	)%(a)	(0.21	)%(b)	(0.09	)%(e)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.07	%(a)	1.07	%(b)	1.05	%(e)

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund Class R6	Acquiring Fund Class R6	Acquiring Fund (Pro Forma) Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund Class R6		Acquiring Fund Class R6		Acquiring Fund (Pro Forma) Class R6
Management Fees	0.85%		0.85%		0.84%
Distribution and Shareholder Servicing (12b-1) Fees	0.00%		0.00%		0.00%
Other Expenses	0.19%		0.33%		0.22%
Total Annual Fund Operating Expenses	1.04%		1.18%		1.06%
Less: Fee Waiver and/or Expense Reimbursement	(0.09	)%(a)	(0.23	)%(b)	(0.11	)%(e)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95	%(a)	0.95	%(b)	0.95	%(e)

(a) The Acquired Fund’s investment adviser has contractually agreed to limit the Fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.39% for Class A Shares, 2.05% for Class C Shares, 1.07% for Class I Shares and 0.95% for Class R6 Shares through January 31, 2025. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

(b) The Acquiring Fund’s investment adviser has contractually agreed to limit the Fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.32% for Class A Shares, 2.05% for Class C Shares, 1.07% for Class I Shares and 0.95% for Class R6 Shares through April 30, 2024. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Estimated for the annualized 6-month period ended June 30, 2023.

(e) Beginning March 8, 2024, the Acquiring Fund’s investment adviser has contractually agreed to limit the pro forma combined fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.30% for Class A Shares, 2.05% for Class C Shares, 1.05% for Class I Shares and 0.95% for Class R6 Shares through April 30, 2025. Prior to April 30, 2025, only the Acquiring Fund’s Board can modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Funds and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place, with the cost of investing in other funds. They show your costs if you sold your shares at the end of the period or continued to hold them. The examples also assume that your investment has a 5% return each year, that each Fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The examples are for illustration only, and your actual costs may be higher or lower.

Examples of Fund Expenses

Fund	One Year	Three Years	Five Years	Ten Years
Acquired Fund
Class A Shares	$684	$968	$1,274	$2,140
Class C Shares – With Redemption	$308	$662	$1,142	$2,468
Class C Shares – Without Redemption	$208	$662	$1,142	$2,468
Class I Shares	$109	$351	$613	$1,360
Class R6 Shares	$97	$323	$567	$1,266
Acquiring Fund
Class A Shares	$677	$993	$1,330	$2,281
Class C Shares – With Redemption	$308	$690	$1,199	$2,598
Class C Shares – Without Redemption	$208	$690	$1,199	$2,598
Class I Shares	$109	$386	$684	$1,531
Class R6 Shares	$97	$353	$628	$1,415
Acquiring Fund (Pro Forma)
Class A Shares	$675	$963	$1,272	$2,146
Class C Shares – With Redemption	$308	$665	$1,148	$2,481
Class C Shares – Without Redemption	$208	$665	$1,148	$2,481
Class I Shares	$107	$352	$617	$1,374
Class R6 Shares	$97	$325	$572	$1,280

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, the Acquired Fund’s portfolio turnover rate was 55% of the average value of its portfolio, while the Acquiring Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

How do the Funds’ performance records compare?

The following charts show how the shares of the Acquired Fund and the Acquiring Fund have performed in the past. The Acquiring Fund is the successor of the RidgeWorth International Equity Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Acquiring Fund. The Acquiring Fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the Acquiring Fund have identical investment objectives and strategies. The Class A shares, Class C shares, Class I shares and Class R6 shares of the Acquired Fund commenced operations on July 6, 1990, October 10, 2003, May 15, 2006 and November 12, 2014, respectively. The Class A shares, Class I shares and Class R6 shares of the Acquiring Fund commenced operations on January 2, 1996, December 1, 1995 and September 1, 2015, respectively. Prior to the date of this Information Statement/Prospectus, Class C shares of the Acquiring Fund had not begun operations; therefore, performance information for Class C shares of the Acquiring Fund is not shown here. Past performance, before and after taxes, is not an indication of future results.

Year-by-Year Total Return (%)

The charts below show the percentage gain or loss year to year over a 10-year period for the Class I shares of the Acquired Fund and of the Predecessor Fund and Acquiring Fund.

These charts should give you a general idea of the risks of investing in each Fund by showing how each Fund’s return has varied from year to year. These charts include the effects of fund expenses. Each Fund’s average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Acquired Fund – Class I

Acquiring Fund – Class I

The next set of tables lists the average annual total return by share class of the Acquired Fund and the Predecessor Fund and Acquiring Fund for the past one, five and ten years (through December 31, 2023). The after-tax returns shown are for Class I shares of the Acquired Fund and the Acquiring Fund; after-tax returns for other classes of the Funds will vary. These tables include the effects of sales charges (where applicable) and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with three broad-based securities market indexes and a composite benchmark that reflects the target allocation of the fund, a description of each of which can be found following the table. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2023)(1)

Acquired Fund	1 Year	5 Years	10 Years	Since Inception Class R6 (11/12/14)
Class I Shares
Return Before Taxes	15.73%	8.59%	5.96%	—
Return After Taxes on Distributions	15.16%	6.72%	4.56%	—
Return After Taxes on Distributions and Sale of Fund Shares	10.10%	6.81%	4.73%	—
Class A Shares
Return Before Taxes	8.97%	7.02%	5.05%	—
Class C Shares
Return Before Taxes	14.59%	7.52%	4.92%	—
Class R6 Shares
Return Before Taxes	15.90%	8.72%	—	6.07%
MSCI All Country World ex USA Index (net) (reflects no deduction for fees, expenses or taxes)	15.62%	7.08%	3.83%	4.38%

Acquiring Fund	1 Year	5 Years	10 Years	Since Inception Class R6 (9/1/2015)
Class I Shares
Return Before Taxes	17.25%	10.54%	6.66%	—
Return After Taxes on Distributions	17.27%	7.27%	4.80%	—
Return After Taxes on Distributions and Sale of Fund Shares	10.38%	7.68%	5.09%	—
Class A Shares
Return Before Taxes	10.61%	9.04%	5.83%	—
Class R6 Shares
Return Before Taxes	17.53%	10.66%	—	9.66%
MSCI All Country World ex USA Index (net) (reflects no deduction for fees, expenses or taxes)	15.62%	7.08%	3.83%	5.95%

(1)	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return. For a detailed discussion of the manner of calculating total return, please see the Funds’ Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Who will be the Adviser and Subadviser of my Fund after the Reorganization? What will the advisory and subadvisory fees be after the Reorganization?

Management of the Funds

The overall management of the Acquiring Fund and the Acquired Fund is the responsibility of, and is supervised by, the Board of Trustees of the Trusts.

Advisers

VIA is the investment adviser for the Acquired Fund and is responsible for managing the Fund’s investment program and for the general operations of the Fund, including oversight of the Fund’s Subadvisers and recommending their hiring, termination and replacement.

Facts about VIA:

•	VIA is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”).

•	VIA has approximately $45.3 billion in assets under management as of September 30, 2023.

•	VIA is located at One Financial Plaza, Hartford, CT 06103.

VFA is the investment adviser for the Acquiring Fund. VFA is responsible for managing the Fund’s investment program and for the general operations of the Fund, including oversight of the Fund’s Subadvisers and recommending their hiring, termination and replacement. Following the Reorganization, VFA will continue to serve as the investment adviser for the Acquiring Fund.

Facts about VFA:

•	VFA is an indirect, wholly-owned subsidiary of Virtus.

•	VFA has approximately $8.1 billion in assets under management as of September 30, 2023.

•	VFA is located at One Financial Plaza, Hartford, CT 06103 and 3333 Piedmont Road, NE, Suite 1500 Atlanta, Georgia 30305.

Subadvisers

The Acquired Fund’s subadviser is Vontobel. The Acquiring Fund’s subadviser is SGA. Following the Reorganization, SGA will continue to serve as the investment subadviser for the Acquiring Fund.

Facts about SGA:

Virtus owns 100% of the voting interest in SGA, which is located at 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901. SGA was co-founded by George P. Fraise, Gordon M. Marchand, and Robert L. Rohn in 2003. SGA is a registered investment advisor and provides investment advice to institutional and individual clients, private investment companies and mutual funds. As of September 30, 2023, SGA manages approximately $20.7 billion, of which $18.4 billion is regulatory assets under management and $2.3 billion is model/emulation assets under contract. Model/emulation assets refer to assets that SGA is under contract to deliver a model portfolio to and are not considered regulatory assets under management.

Portfolio Management

Mr. Brown, Ms. Lee and Mr. Rao serve as portfolio managers for the Acquiring Fund.

Tucker Brown. Mr. Brown is an Analyst, Research Principal, a Portfolio Manager, and a member of the firm’s Investment Committee. Prior to joining Sustainable Growth Advisers in 2006, Mr. Brown was a Vice President in the Equity Research Department of Goldman Sachs, where he served as a member of the firm’s U.S. packaged food research team. Previously, he worked in the Investment Banking Division of Goldman Sachs, focused on M&A and corporate finance advisory for clients in retail and technology sectors. Mr. Brown began his career as a fund accountant and custody manager at Brown Brothers Harriman & Co.

Alexandra Lee. Ms. Lee is an Analyst, Research Principal, a Portfolio Manager, and a member of the firm’s Investment Committee. Prior to joining Sustainable Growth Advisers in 2004, Ms. Lee was an Associate Director and an equity analyst at Bear Stearns, covering large cap biotechnology companies, and a member of the global healthcare research team. Previously, she worked as an equity research analyst at JP Morgan in the life sciences technology group, and as a management consultant at the Boston Consulting Group. Ms. Lee also has a medical degree.

Kishore Rao. Mr. Rao is an Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Prior to joining the firm in 2004, he was a member of the investment team at Trident Capital, an Investment Analyst at Tiger Management and an Analyst at Wellington Management. Mr. Rao was a Founder and General Manager of the Street Events division of Corporate Communications Broadcast Network.

Please refer to the Statement of Additional Information for additional information about the Acquiring Fund’s portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the Acquiring Fund.

Advisory Fees

For its management and supervision of the daily business affairs of the Acquiring Fund, VFA is entitled to receive a monthly fee that is accrued daily against the value of the Acquiring Fund’s net assets at the annual rate of 0.85%. This fee is also subject to breakpoint discounts at the following asset levels:

First $500 million = none — no discount from full fee

Next $500 million = 5% discount from full fee

Next $4 billion = 10% discount from full fee

Over $5 billion = 15% discount from full fee

Subadvisory Fees

VFA pays SGA a subadvisory fee which is calculated on the Acquiring Fund’s average daily net assets at the rate of 50% of the net investment advisory fee.

What will be the primary federal tax consequences of the Reorganization?

Prior to or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of Dechert LLP that, for U.S. federal income tax purposes, the Reorganization contemplated by the Plan should qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result, for U.S. federal income tax purposes, no gain or loss will be recognized by the Acquired Fund or its shareholders as a result of receiving shares of the Acquiring Fund in connection with the Reorganization. The holding period and aggregate tax basis of the shares of the Acquiring Fund that are received by the shareholders of the Acquired Fund will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholders, provided that such shares of the Acquired Fund are held as capital assets. In addition, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, and the holding period and tax basis of the assets of the Acquired Fund in the hands of the Acquiring Fund as a result of the Reorganization will be the same as in the hands of the Acquired Fund immediately prior to the Reorganization. The Acquiring Fund will be the accounting survivor after the Reorganization occurs.

Prior to the closing of the Reorganization, the Acquired Fund will declare a distribution of all of its previously undistributed net investment income and net capital gains, if any. All or a portion of such distribution may be taxable to the shareholders of the Acquired Fund for U.S. federal income tax purposes.

Regardless of the fact that the Reorganization is a tax-free reorganization for federal income tax purposes, repositioning of a Fund’s portfolio in connection with the Reorganization will result in net realized capital gains, which will result in taxable distributions to shareholders of the Funds before and/or after the date of the Reorganization.

RISKS

Are the risk factors for the Funds similar?

Yes. The Funds are subject to many of the same principal risks, except that the Acquiring Fund is subject to the following additional principal risks: “Geographic Concentration Risk,” “Convertible Securities Risk,” “ESG Risk,” “Growth Stocks Risk,” “Preferred Stocks Risk” and “Sector Focused Investing Risk.” Furthermore, the Acquired Fund is subject to “Equity-Linked Instruments Risk” whereas the Acquiring Fund is not. The risks of the Acquiring Fund are described in greater detail in that Fund’s Prospectus and Statement of Additional Information.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following disclosure highlights the primary risks associated with investment in each of the Funds.

Each Fund is subject to Equity Securities Risk, Foreign Investing Risk, Emerging Market Risk, Market Volatility Risk, Currency Rate Risk, Depositary Receipts Risk, Redemption Risk, Large Market Capitalization Companies Risk and Small and Medium Market Capitalization Companies Risk.

•

Equity Securities Risk. The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

•

Foreign Investing Risk. Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

•	Emerging Market Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

•

Market Volatility Risk. The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g. Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

•	Currency Rate Risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

•	Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

•

Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

•

Redemption Risk. One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

•

Small and Medium Market Capitalization Companies Risk. The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Applicable only to the Acquired Fund:

•

Equity-Linked Instruments Risk. The performance of equity-linked instruments is subject to similar risks to those of the referenced equity security, in addition to the risk that the equity-linked instruments fail to replicate the performance of the referenced equity security. Equity-linked instruments also expose the fund to counterparty risk, which could result in a loss of all or part of the fund’s investment.

Applicable only to the Acquiring Fund:

•

Geographic Concentration Risk. A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political and other events negatively affecting that location and may cause the value of the fund to decrease, perhaps significantly.

•

Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/or price unfavorable to the fund.

•

ESG Risk. The fund’s consideration of ESG factors could cause the fund to perform differently from other funds. While the subadviser believes that the integration of ESG factors into the fund’s investment process has the potential to contribute to performance, ESG factors may not be considered for every investment decision and there is no guarantee that the integration of ESG factors will result in better performance.

•

Growth Stocks Risk. The fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

•	Preferred Stocks Risk. Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.

•

Sector Focused Investing Risk. Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

Please refer to each Fund’s Prospectus and Statement of Additional Information for more information on risks.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Reorganization will allow shareholders of the Acquired Fund to own a fund that is similar in style, and with a greater amount of assets. The Reorganization could create better efficiencies for the portfolio management team of the Acquiring Fund by increasing the amount of assets which could expand investment opportunities for the Fund.

At a Board meeting held on November 15, 2023, all of the Trustees of the Acquired Fund Trust on behalf of the Acquired Fund, including the Trustees who are not interested persons of the Acquired Fund Trust as defined in Section 2(a)(19) of the 1940 Act (the “Disinterested Trustees”), considered and approved the Reorganization as set forth in the Plan. They determined that the Reorganization was in the best interests of the Acquired Fund and its shareholders, and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the transactions contemplated by the Reorganization.

Before approving the Plan, the Trustees evaluated extensive information provided with respect to the management of the Funds and reviewed various factors about the Funds and the proposed Reorganization. The Trustees noted that the Acquiring Fund has an identical investment objective and similar investment strategies to the Acquired Fund. They further noted that each share class of the Acquiring Fund will have a net expense ratio that is the same as or lower than that of the corresponding share class of the Acquired Fund, and a gross expense ratio that is higher than that of the corresponding share class of the Acquired Fund, on a pro forma basis after the Reorganization.

The Trustees considered the relative asset size of each Fund, including the benefits of investing in a fund with a higher combined level of assets, including the possibility of greater economies of scale, which may allow the Fund to operate more efficiently and reduce expenses for current shareholders of the Acquired Fund.

In addition, the Trustees considered, among other things:

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•

the fact that the Acquired Fund and the Acquiring Fund have identical investment objectives and similar principal investment strategies, and the Board desired to reduce redundancies in having two funds that were substantially similar operating as separate series;

•	the performance history of the Acquired Fund and the Acquiring Fund;

•	the fact that the Funds will share the expenses incurred in connection with the Reorganization pro rata based on assets under management;

•

the benefits to shareholders, including from operating efficiencies by increasing the amount of assets which could expand investment opportunities for the Fund, which may be achieved from combining the Funds;

•	the fact that the Acquiring Fund will assume all of the liabilities of the Acquired Fund;

•	the fact that the Reorganization is expected to be a tax-free transaction for U.S. federal income tax purposes; and

•	alternatives available to shareholders of the Acquired Fund, including the ability to redeem their shares.

During their consideration of the Reorganization, the Disinterested Trustees consulted with their independent legal counsel, as appropriate.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies, including, but not limited to, a greater likelihood of gaining additional assets, which may lead to greater economies of scale, or other benefits such as lower net costs will in fact be realized, the Trustees of the Acquired Fund Trust concluded that the proposed Reorganization would be in the best interests of the Acquired Fund and its shareholders. Consequently, they unanimously approved the Plan.

The Trustees of the Acquiring Fund Trust have also approved the Plan on behalf of the Acquiring Fund, after concluding that the proposed Reorganization would be in the best interests of the Acquiring Fund and its shareholders.

Agreement and Plan of Reorganization

The Reorganization is not subject to shareholder approval. The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Information Statement).

The Plan provides that all of the assets of the Acquired Fund will be acquired by the Acquiring Fund in exchange for Class A, Class C, Class I and Class R6 shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on or about March 8, 2024, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, the Acquired Fund will endeavor to discharge or accrue for all of its known liabilities and obligations.

At or prior to the Closing Date, the Acquired Fund will declare and pay a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income and realized net capital gain, if any, for the final taxable year ending with the Closing Date, and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

The number of full and fractional shares of each class of the Acquiring Fund to be received by the shareholders of the Acquired Fund will be determined by dividing the value of the net assets of the Acquired Fund by the net asset value of a share of the Acquiring Fund. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined by adding the values of all securities and other assets of the fund; subtracting liabilities; and dividing the result by the total number of outstanding shares of that class.

Virtus Fund Services, LLC (“VFS”), the administrator for both Funds, will compute the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of the Acquiring Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

Immediately after the transfer of its assets to the Acquiring Fund, the Acquired Fund will liquidate and distribute pro rata to its shareholders as of the close of business on the Closing Date the full and fractional shares of the Acquiring Fund received by the Acquired Fund. The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Acquired Fund’s shareholders on the share records of the Acquiring Fund or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Fund due to the Acquired Fund’s shareholders. All issued and outstanding shares of the Acquired Fund will be canceled. After these distributions and the winding up of its affairs, the Acquired Fund will be terminated as a series of the Trust.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including accuracy of various representations and warranties, and receipt of opinions of counsel. The Plan may be terminated (a) by the mutual agreement of the Funds; (b) by either the Acquiring Fund or the Acquired Fund if the Reorganization has not occurred on or before September 8, 2024, unless such date is extended by mutual agreement of the Acquiring Fund and the Acquired Fund; or (c) by either party if the other party materially breaches its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan.

If the Reorganization is not consummated, then the officers of the Funds, or an affiliate, shall, based on the reasons for not consummating the transaction, agree on a reasonable allocation of expenses. For example, if VIA or VFA were to determine not to consummate the Reorganization, VIA or VFA could be responsible for the expenses.

If the Reorganization is not consummated, the Trustees of the Acquired Fund Trust will consider other possible courses of action in the best interests of the Acquired Fund and its shareholders.

Although Acquired Fund shareholders will experience a change in investment adviser and subadviser as a result of the Reorganization, Acquired Fund shareholders are not being asked to approve the Reorganization since (1) the replacement of VIA with VFA would result in no change in actual control or management of the Fund’s investment adviser and therefore would not constitute an “assignment” for purposes of the 1940 Act and (2) VIA and the Acquired Fund rely on an exemptive order and exemptive relief from the SEC that permits VIA, subject to approval of the Board, to replace a subadviser without shareholder approval. As the Reorganization does not otherwise require shareholder approval, shareholders are not being asked to approve the Reorganization.

Federal Income Tax Consequences

The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that, for U.S. federal income tax purposes and based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan should qualify as a tax-free reorganization described in section 368(a) of the Code and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result:

1.

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

2.

No gain or loss will be recognized by the Acquired Fund on the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund’s shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund’s shares to the Acquired Fund’s shareholders in exchange for their shares of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

3.	No gain or loss will be recognized by the Acquired Fund’s shareholders upon the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund in liquidation of the Acquired Fund;

4.

The aggregate tax basis of the shares of the Acquiring Fund received by each shareholder of the Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Acquired Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of the Acquiring Fund received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund exchanged therefor were held by such shareholder (provided that the shares of the Acquired Fund are held as capital assets on the date of the Reorganization); and

5.

The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of the Acquiring Fund will include the period during which the assets were held by the Acquired Fund (except where the investment activities of the Acquiring Fund have the effect of reducing or eliminating such periods with respect to an Acquired Fund asset).

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated, but does not qualify as a tax-free reorganization under the Code, the Acquired Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its the Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it received.

As of December 31, 2023, the Acquired Fund did not have a short term or long term capital loss carryforward and as of December 31, 2023, the Acquiring Fund had a short term capital loss carryforward of approximately $16,000 and a long term capital loss carryforward of approximately $560,000. After the Reorganization, the Acquiring Fund’s ability to use each Fund’s pre-Reorganization losses (if any) to offset income or gain realized by the Acquiring Fund may be limited under the loss limitation rules of Sections 382, 383 and 384 of the Code. A Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) cannot be used to offset unrealized gains in another Fund that are “built in” (unrealized) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five calendar years. Further, a portion of a Fund’s pre-acquisition losses may become subject to an annual limitation on the amount that may be used to offset future gain. Any remaining pre-acquisition losses will offset capital gains realized after the Reorganization and this will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization. Therefore, in certain circumstances, shareholders of a Fund may be subject to tax sooner, or incur more taxes as a result of the transactions that would take place as part of the Reorganization than they would have had the Reorganization not occurred.

The capital loss carryforwards of the Acquired Fund, if any, are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. The Acquiring Fund can use the Acquired Fund’s capital loss carryforwards to offset future realized capital gains, if any, to the extent permitted by the Code.

The Acquired Fund’s tax year is expected to end as a result of the Reorganization. The Acquired Fund generally will be required to declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income and net realized capital gain (if any), including capital gain realized on any securities disposed of in connection with the Reorganization, in order to maintain its treatment as a regulated investment company under Subchapter M of the Code during its tax year ending with the date of the Reorganization and to eliminate any U.S. federal income tax on its taxable income in respect of such tax year.

Shareholders of the Acquired Fund should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances.

Pro Forma Capitalization

The following table sets forth the capitalization of the Funds as of December 31, 2023, and the capitalization of the Acquiring Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 2.7303 Class A shares, 2.4204 Class C shares, 2.6509 Class I shares and 2.6384 Class R6 shares of the Acquiring Fund for each Class A, Class C, Class I and Class R6 share, respectively, of the Acquired Fund.

Capitalization of the Acquired Fund, the Acquiring Fund and the Acquiring Fund (Pro Forma)

	Acquired Fund	Acquiring Fund	Adjustments		Acquiring Fund (Pro Forma) After Reorganization
Net Assets (in 000s)

Class A	$144,324	$7,708	($35	)(a)	$151,997
Class C	$5,035	—	($1	)(a)	$5,034
Class I	$432,098	$64,541	($114	)(a)	$496,525
Class R6	$42,482	$6,822	($11	)(a)	$49,293

Total Net Assets	$623,939	$79,071	($161	)(a)	$702,849

Net Asset Value Per Share
Class A	$25.68	$9.41	—		$9.41
Class C	$23.84	$—	—		$9.85	(b)
Class I	$25.91	$9.77	—		$9.77
Class R6	$26.00	$9.85	—		$9.85

Shares Outstanding (in 000s)

Class A	5,619	819	9,723	(c)	16,161
Class C	211	—	300	(c)	511
Class I	16,677	6,603	27,531	(c)	50,811
Class R6	1,634	692	2,677	(c)	5,003
Total Shares Outstanding	24,141	8,114	40,231	(c)	72,486

(a)	Reflects Reorganization costs to be borne by the Funds.
(b)	Because Class C shares of the Acquiring Fund have not yet commenced operations, the capitalization of Class C shares of the Acquiring Fund on a pro forma basis is based on Class R6 shares.
(c)

Reflects change in shares outstanding due to the increase of Class A, Class C, Class I and Class R6 shares of the Acquiring Fund in exchange for Class A, Class C, Class I and Class R6 shares, respectively, of the Acquired Fund at the respective exchange ratio shown above the table based on the net asset value of the Acquiring Fund’s Class A, Class C, Class I and Class R6 shares, respectively, at December 31, 2023.

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Distribution of Shares

VP Distributors, LLC (“VP Distributors” or the “Distributor”), an affiliate of Virtus Investment Partners, Inc., VIA and VFA, serves as the principal underwriter of the Funds’ shares. VP Distributors distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Each class of shares of the Funds has a separate distribution arrangement and bears its own distribution expenses, if any.

What are the classes of the Acquiring Fund and how do they differ?

Each Fund offers multiple classes of shares. In the Reorganization, shareholders of the Acquired Fund owning Class A, Class C, Class I and Class R6 shares will receive Class A, Class C, Class I and Class R6 shares, respectively, of the Acquiring Fund.

Each class of shares has different sales and distribution charges. For certain classes of shares, the Funds have adopted distribution and service plans allowed under Rule 12b-1 of the 1940 Act, that authorize the Funds to pay distribution and service fees (“Rule 12b-1 Fees”) for the sale of their shares and for services provided to shareholders.

The Rule 12b-1 Fees for each class of each Fund are as follows:

Fund	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Acquired Fund	0.25%	1.00%	None	None
Acquiring Fund	0.25%	1.00%	None	None

Class A Shares. If a shareholder purchases additional Class A shares of the Acquiring Fund, you will pay a sales charge for the Acquiring Fund at the time of purchase equal to 5.50% of the offering price (5.50% of the amount invested). The sales charge may be reduced or waived under certain conditions. Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions on which a finder’s fee has been paid. The CDSC may be imposed on redemptions made within 18 months of a finder’s fee being paid. The Distributor may pay broker-dealers a finder’s fee for eligible Class A Share purchases in excess of $1 million. To determine whether the required information was provided and/or a finder’s fee was paid on your investment, contact your financial intermediary or call the Transfer Agent toll-free at 800-243-1574. No front-end sales load is applied to purchases on which a finder’s fee is paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first. Class A Shares have lower distribution and service fees and generally pay higher dividends than Class C Shares. If you transact in Class A Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

Class C Shares. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. Class C Shares have higher distribution and services fees (1.00%) and pay lower dividends than Class A Shares. With certain exceptions, Class C Shares will convert to Class A Shares after eight years, thus reducing future annual expenses. The funds may refuse any order to purchase shares. If you transact in Class C Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

Class I Shares. Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. If you transact in Class I Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

Class R6 Shares. Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b)

plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; (vi) 529 portfolios that are advised or sub-advised by Virtus affiliates; and (vii) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 Shares are available to any trustee of the Virtus Funds and trustees/directors of affiliated open-and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. The minimum initial investment amount may be waived subject to the fund’s discretion. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares. If you transact in Class R6 Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class I and Class R6 shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to the Acquiring Fund.

More detailed descriptions of the Class C shares and the distribution arrangements applicable to this class of shares are contained in Exhibit B to this Prospectus/Information Statement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Acquiring Fund through a broker-dealer or other financial intermediary (such as a bank), the Acquiring Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the fund over another investment.

Purchase and Redemption Procedures

Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “Your Account” and “How to Buy Shares” in the Funds’ Prospectuses. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any applicable CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the Funds’ Prospectuses. Each Fund may involuntarily redeem shareholders’ accounts that have a balance below $200 as a result of redemption activity, subject to written notice within 60 days. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

Shareholders of each Fund generally may exchange their shares for shares of a corresponding class of shares of other affiliated Virtus Mutual Funds (e.g., Class A shares for Class A shares). Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

Financial intermediaries are permitted to initiate exchanges from one class of a Fund into another class of the same Fund if, among other things, the financial intermediary agrees to follow procedures established by the Fund, VP Distributors or VFS, which generally will require that (i) the exchanges be carried out within accounts that are maintained and controlled by the intermediary and meet investor eligibility requirements, if applicable, for the share class or account type, and (ii) no contingent deferred sales charges are outstanding, or the applicable intermediary agrees to cause any outstanding contingent deferred sales charges to be paid in a manner agreed to by the Fund, VP Distributors or VFS. The Fund’s ability to make this type of exchange may be limited by operational or other limitations, requiring the Fund or its agent to process the transaction as a liquidation and purchase, at the same closing net asset value. The financial intermediary will be ultimately responsible for reporting the transaction in accordance with their instruction.

Shareholders owning shares of a Fund through accounts established directly with VFS (i.e., not established with a financial intermediary who deals with VFS exclusively on the investor’s behalf) may be permitted to exchange shares of one class of the fund into another class of the same fund, if they meet the investor eligibility requirements associated with the class into which they wish to exchange, at the discretion of the fund or VFS.

Under the Code, generally if a shareholder exchanges shares from one class of a Fund into another class of the same Fund, the transaction should not be subject to U.S. federal income taxes; however, each shareholder should consult both the relevant financial intermediary (if applicable) and the shareholder’s tax professional regarding the treatment of any specific exchange.

Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectuses.

Dividend Policy

The Funds distribute net investment income semiannually. Both Funds distribute net realized capital gains, if any, at least annually.

All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectuses for further information concerning dividends and distributions.

Each Fund has qualified, and the Acquiring Fund intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any U.S. federal income taxes on the amounts distributed to its shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

The Acquired Fund and the Acquiring Fund are series of the Acquired Fund Trust and the Acquiring Fund Trust, respectively, both of which are open-end management investment companies registered with the SEC under the 1940 Act and organized as Delaware statutory trusts. Each Trust is governed by its Declaration of Trust and By-Laws, Board of Trustees, Delaware law, and U.S. federal law. Each Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Acquired Fund Trust currently consist of the Acquired Fund and twenty-four other mutual funds of various asset classes. The series of the Acquiring Fund Trust currently consist of the Acquiring Fund and fifteen other mutual funds of various asset classes.

Capitalization

The beneficial interests in the Trusts are represented by an unlimited number of transferable shares of beneficial interest of one or more series, with or without par value. Each Declaration of Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees and other class-specific expenses. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that each Trust or a shareholder of the Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, each Trust’s Declaration of Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of a Trust. Accordingly, the risk of a shareholder of a Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.

Shareholder Meetings and Voting Rights

Each Trust, on behalf of the Acquired Fund and the Acquiring Fund, is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. In addition, each Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Each Trust currently does not intend to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of the Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, 33 1/3% of the eligible votes constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the eligible votes voted is sufficient to act on a matter and a plurality of the eligible votes is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

A Trustee of either Trust may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

Under each Trust’s Declaration of Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

Each Trust’s Declaration of Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) cause the Trust or any series to merge or consolidate with or into, or sell substantially all of its assets to, one or more trusts (or series thereof to the extent permitted by law), partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation), (2) cause the shares (or any portion thereof) to be exchanged under or pursuant to any state or federal statute to the extent permitted by law or (3) cause the Trust to reorganize under the laws of any state or other political subdivision of the United States, if such action is determined by the Trustees to be in the best interests of the Trust.

Under certain circumstances, the Trustees of each Trust may also terminate the Trust, a series, or a class of shares, upon written notice to the shareholders.

Liquidation

In the event of the liquidation of either Trust, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities belonging to the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

Under each Trust’s Declaration of Trust, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and By-Laws of each Trust, each Trustee of the Trust, as the case may be, is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust, as the case may be, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, “disabling conduct”) or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to the Trust, as the case may be, or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. Each Trust may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay the Trust, if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of each Trust, and Delaware and U.S. federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Delaware and U.S. federal law, as applicable law, directly for more complete information.

In addition to the foregoing, the advisory agreement between VIA and the Acquired Fund Trust with respect to the Acquired Fund (the “Acquired Fund Advisory Agreement”) and the advisory agreement between VFA and the Acquiring Fund Trust with respect to the Acquiring Fund (the “Acquiring Fund Advisory Agreement”) contain certain differences. Those differences are as follows: the Acquired Fund Advisory Agreement contains a choice of law provision that specifies Connecticut, whereas the Acquiring Fund Advisory Agreement contains a choice of law provision that specifies Delaware; the Acquiring Fund Advisory Agreement includes a forum selection clause specifying Delaware whereas the Acquired Fund Advisory Agreement does not contain a forum selection clause; the Acquiring Fund Advisory Agreement includes a provision explicitly stating that there are no third-party beneficiaries of the contract, whereas the Acquired Fund Advisory Agreement does not; and while the fee rates payable by the Funds are the same at initial asset levels (up to $500 million), the Acquired Fund Advisory Agreement and the Acquiring Fund Advisory Agreement include different breakpoints schedules that result in different fees paid at different asset levels.

Shareholder Information

As of December 31, 2023, the total number of shares of the Acquired Fund and the Acquiring Fund outstanding was as follows:

	Number of Shares
	Acquired Fund	Acquiring Fund
Class A	5,619,047.86	819,305.01
Class C	211,197.00	—
Class I	16,676,880.18	6,603,176.87
Class R6	1,634,174.90	692,383.16
Total	24,141,299.94	8,114,865.04

As of January 11, 2024, the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Acquired Fund.

As of January 11, 2024, the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Acquiring Fund.

Control Persons and Principal Holders of Securities

The beneficial owners or record owners of more than 5% of the shares of the Acquired Fund and the Acquiring Fund as of December 31, 2023, were as follows:

Acquired Fund

Control Persons
Name and Address	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
Morgan Stanley Smith Barney LLC* For Exclusive Benefit of ITSL 3 1 New York Plaza, Foor 12 New York, NY 10004	6,307,059.08	26.22%	23.25%

Principal Shareholders
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
Morgan Stanley Smith Barney LLC* For Exclusive Benefit of ITSL 3 1 New York Plaza, Floor 12 New York, NY 1004	A	737,298.466	13.14%	12.54%

National Financial Services LLC For Exclusive Benefit of Our Customers 499 Washing Blvd. Jersey City, NJ 07310	A	573,425.399	10.22%	11.16%

State Street Bank Custodian* For Benefit of Custodian ADP Access 1 Lincoln Street Boston, MA 02111	A	407,579.444	7.26%	6.89%

Merrill Lynch Pierce Fenner & Smith* For the Sole Benefit of Our Customers 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246	A	357,581.056	6.37%	6.04%

Charles Schwab & Co. Inc.* For the Exclusive Benefit of Our Customers 101 Montgomery Street San Francisco, CA 94104	A	335,744.545	5.98%	5.67%

American Enterprise Investment SVC* 707 2nd Ave. South Minneapolis, MN 55402	A	287,140.144	5.12%	4.87%

Wells Fargo Clearing SVCS LLC* Special Custody Account for the Benefit of Customer 2801 Market Street Saint Louis, MO 63103	C	55,154.696	26.15%	26.12%

Raymond James* Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, FL 33716	C	28,578.77	13.55%	13.53%

American Enterprise Investment SVC* 707 2nd Ave. South Minneapolis, MN 55402	C	26,427.136	12.53%	12.52%

Morgan Stanley Smith Barney LLC* For Exclusive Benefit of ISTL 3 1 New York Plaza, Floor 12 New York, NY 1004	C	26,196.561	12.42%	12.41%

UBS WM USA* Special Custody Account for Exclusive Benefit of Our Customers 1000 Harbor Blvd. Weehawken, NJ 07086	C	24,467.491	11.60%	11.59%

Principal Shareholders
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
Morgan Stanley Smith Barney LLC* For Exclusive Benefit of ISTL 3 1 New York Plaza, Floor 12 New York, NY 1004	I	6,307,059.083	37.86%	32.95%

Charles Schwab & Co. Inc.* For the Exclusive Benefit of Our Customers 101 Montgomery Street San Francisco, CA 94104	I	1,613,846.168	9.69%	8.42%

Raymond James* Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, FL 33716	I	1,503,058.761	9.02%	7.94%

National Financial Services LLC For Exclusive Benefit of Our Customers 499 Washing Blvd. Jersey City, NJ 07310	I	1,192,307.086	7.16%	7.87%

American Enterprise Investment SVC* 707 2nd Ave. South Minneapolis, MN 55402	I	1,039,681.268	6.24%	5.43%

UBS WM USA* Special Custody Account for Exclusive Benefit of Our Customers 1000 Harbor Blvd. Weehawken, NJ 07086	I	880,785.049	5.29%	5.04%

National Financial Services LLC* For Exclusive Benefit of Our Customers 499 Washing Blvd. Jersey City, NJ 07310	R6	343,970.688	21.05%	18.14%

John Hancock Trust Company LLC* 200 Berkeley Street Boston, MA 02116	R6	261,147.151	15.98%	13.77%

National Financial Services LLC* For Exclusive Benefit of Our Customers 499 Washing Blvd. Jersey City, NJ 07310	R6	213,821.1	13.08%	11.28%

Charles Schwab & Co. Inc.* For the Exclusive Benefit of Our Customers 101 Montgomery Street San Francisco, CA 94104	R6	185,009.918	11.32%	9.76%

SEI Private Trust Company* c/o Trust ID 866 One Freedom Valley Drive Oaks, PA 19456	R6	176,076.586	10.77%	9.29%

Principal Shareholders
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization

DCGT* For Benefit of PLIC Various Retirement Plans 711 High Street Des Moines, IA 50392	R6	100,133.664	6.13%	5.28%

Acquiring Fund

Control Persons
Name and Address	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
None	N/A	N/A	N/A

Principal Shareholders
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
National Financial Services LLC* For Exclusive Benefit of Our Customers 499 Washing Blvd. Jersey City, NJ 07310	A	237,852.425	29.03%	11.16%

Charles Schwab & Co. Inc.* For the Exclusive Benefit of Our Customers 101 Montgomery Street San Francisco, CA 94104	A	89,899.18	10.97%	16.80%

Charles Schwab & Co. Inc.* For the Exclusive Benefit of Our Customers 101 Montgomery Street San Francisco, CA 94104	I	3,727,042.43	56.53%	7.33%

National Financial Services LLC* For Exclusive Benefit of Our Customers 499 Washing Blvd. Jersey City, NJ 07310	I	839,144.191	12.73%	7.87%

Charles Schwab & Co. Inc.* For the Exclusive Benefit of Our Customers 101 Montgomery Street San Francisco, CA 94104	R6	144,960.902	20.94%	2.90%

*	These entities are omnibus accounts for many individual shareholder accounts. The Funds are not aware of the size or identity of the underlying individual accounts.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Acquired Fund Trust relating to the Acquired Fund, for the year ended September 30, 2023, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Statement of Additional Information in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The Annual Report of the Acquiring Fund Trust relating to the Acquiring Fund, for the year ended December 31, 2022, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Statement of Additional Information in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The Semi-Annual Report of the Acquiring Fund Trust relating to the Acquiring Fund, for the six months ended June  30, 2023, including the financial statements and financial highlights for the periods indicated therein, has also been incorporated by reference herein.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Jennifer S. Fromm, Esq., Vice President, Chief Legal Officer, Counsel and Secretary of the Trust.

ADDITIONAL INFORMATION

Each Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of any of these documents can be obtained without charge from the EDGAR database on the SEC’s Internet site at www.sec.gov. Copies of such materials can also be obtained at prescribed rates by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Room, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

February 1, 2024

EXHIBIT A — AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 30th day of November, 2023, by and among Virtus Asset Trust (“VAT”), a Delaware statutory trust, with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of Virtus SGA International Growth Fund (the “Acquiring Fund”), a series of VAT, and Virtus Opportunities Trust (“VOT”), a Delaware statutory trust, with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of Virtus Vontobel Foreign Opportunities Fund (the “Acquired Fund”), a series of VOT (VAT and VOT are each a “Trust” and collectively, sometimes hereafter referred to as the “Trusts”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund, the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

Schedule A shows the Acquiring Fund and its classes of shares of beneficial interest (“Acquiring Fund Shares”) and the Acquired Fund with its corresponding classes of shares of beneficial interest (“Acquired Fund Shares”). Throughout this Agreement, the term Acquiring Fund Shares should be read to include each class of shares of the Acquiring Fund and each reference to Acquiring Fund Shares in connection with the Acquired Fund should be read to include each class of the Acquiring Fund that corresponds to the relevant class of the Acquired Fund as shown on Schedule A.

The Acquired Fund is a series of VOT, which is an open-end, registered investment company of the management type, and the Acquiring Fund is a series of VAT, which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

The Board of Trustees of VAT, including a majority of the Trustees who are not “interested persons” of VAT, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

The Board of Trustees of VOT, including a majority of the Trustees who are not “interested persons” of VOT, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSACTION

1.1 Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares of each class equal in value to the net value of each corresponding class of the Acquired Fund outstanding on the date for closing of the Reorganization, determined as set forth in paragraphs 2.1 and 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

1.3 The Acquired Fund will endeavor to discharge or accrue for all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established by VOT’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquired Fund.

2.2 The net asset value of each class of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by VAT’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.

2.3 The number of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the respective class of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, determined in accordance with paragraph 2.2.

2.4 Virtus Fund Services, LLC (“VFS”) shall make all computations of value, in its capacity as administrator for the Trusts.

3.	CLOSING AND CLOSING DATE

3.1 The Closing Date shall be March 8, 2024, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of VFS, or at such other time and/or place as the parties may agree.

3.2 VOT shall direct The Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3 VOT shall direct VFS in its capacity as transfer agent for VOT (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 VOT, on behalf of the Acquired Fund, represents and warrants as follows:

(a) The Acquired Fund is duly organized as a series of VOT, which is a Delaware trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under VOT’s Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b) VOT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, VOT, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, VAT, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VOT’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which VOT, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VOT, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by VAT, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VOT, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VOT, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The audited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at September 30, 2023 are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since September 30, 2023, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of each class of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquired Fund could under certain circumstances, be held personally liable for obligations of the Acquired Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of each class of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VOT, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o) The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

4.2 VAT, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The Acquiring Fund is duly organized as a series of VAT, which is a trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under its Trust Instrument to own all of its assets and to carry on its business as it is now being conducted;

(b) VAT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VAT’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which VAT, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VAT, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f) Except as otherwise disclosed in writing to and accepted by VOT, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VAT, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. VAT, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

(g) On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(h) The audited financial statements of the Acquiring Fund at December 31, 2022 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

(i) Since December 31, 2022, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

(l) All issued and outstanding Acquiring Fund Shares of each class are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of VAT, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of VAT, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) Acquiring Fund Shares of each class to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares of each class, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

(o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.	COVENANTS OF VOT ON BEHALF OF THE ACQUIRED FUND

5.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

5.2 If necessary, VOT will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares of each class to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund’s shares of each class.

5.5 Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders of each class consisting of the Acquiring Fund Shares of the corresponding class received at the Closing.

5.7 The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 VOT, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by VAT, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VAT, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) VOT’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) VAT’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6.	COVENANTS OF VAT ON BEHALF OF THE ACQUIRING FUND

6.1 The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

6.2 Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.3 The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.4 The registration statement on Form N-14 (the “Registration Statement”) which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.5 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of VOT, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at VOT’s election, to the performance by VAT, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1 All representations and warranties of VAT, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2 VAT, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VAT, on behalf of the Acquiring Fund on or before the Closing Date; and

7.3 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

8.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of VAT, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the VAT’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

8.1 All representations and warranties of VOT, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2 VOT shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VOT;

8.3. VOT, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VOT, on behalf of the Acquired Fund, on or before the Closing Date;

8.4 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

8.5 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

9.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to either the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, as necessary, in accordance with the provisions of the VOT’s Trust Instrument, applicable Delaware law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund, may waive the conditions set forth in this paragraph 9.1;

9.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by each Trust, on behalf of both the Acquiring Fund and the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

9.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.5 The parties shall have received the opinion of Dechert LLP or such other legal counsel mutually agreed by the parties (“Special Tax Counsel”), addressed to each Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement should, for Federal income tax purposes, qualify as a tax-free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations Special Tax Counsel shall request of each Trust. Notwithstanding anything herein to the contrary, the Trusts may not waive the condition set forth in this paragraph 9.5.

10.	BROKERAGE FEES AND EXPENSES

10.1 Each Trust, on behalf of the Acquired Fund and the Acquiring Fund, as applicable, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The expenses relating to the proposed Reorganization will be shared between the Acquired Fund and Acquiring Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus/proxy statement or information statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.3 In the event the transactions contemplated by this Agreement are not consummated, then the officers of the Acquired Fund and Acquiring Fund, or an affiliate, shall, based on the reasons for not consummating the transaction, agree on a reasonable allocation of expenses.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Trusts on behalf of the Acquiring Fund and the Acquired Fund have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before September 8, 2024 unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	WAIVER

The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of each of their Board of Trustees, may waive any condition to their respective obligations hereunder, except the conditions set forth in paragraphs 9.1 and 9.5.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of each Trust; provided, however, that following the meeting of the shareholders, if necessary, of the Acquired Fund called by VOT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the receiving party in care of Virtus Fund Services, LLC, One Financial Plaza, Hartford, CT 06103, Attn: Counsel.

16.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

16.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5 It is expressly agreed that the obligations of the respective parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of each such party personally, but shall bind only the property of the respective party, as provided in each Trust Instrument. The execution and delivery by such officers of the respective parties shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the each such party as provided in each Trust Instrument.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, Vice President or Treasurer all as of the date first written above.

VIRTUS ASSET TRUST, on behalf of its series Virtus SGA International Growth Fund

By:	s/ W. Patrick Bradley
Name:	W. Patrick Bradley
Title:	Executive Vice President, Chief Financial Officer & Treasurer

VIRTUS OPPORTUNITIES TRUST, on behalf of its series Virtus Foreign Opportunities Fund

By:	s/ Richard W. Smirl
Name:	Richard W. Smirl
Title:	Executive Vice President

SCHEDULE A

Acquired Fund	Acquiring Fund	Class Mapping for Reorganization
Virtus Vontobel Foreign Opportunities Fund, a series of Virtus Opportunities Trust	Virtus SGA International Growth Fund, a series of Virtus Asset Trust

Class A	Class A	Class A to Class A
Class C	Class C	Class C to Class C
Class I	Class I	Class I to Class I
Class R6	Class R6	Class R6 to Class R6

EXHIBIT B — INFORMATION REGARDING CLASS C SHARES OF ACQUIRING FUND

What are the classes and how do they differ?

The Virtus SGA International Growth Fund (the “Acquiring Fund”) offers multiple classes of shares. Each class of shares has different sales and distribution charges. Class C of the Acquiring Fund has adopted a distribution and service plan allowed under Rule 12b-1 of the Investment Company Act of 1940, as amended, that authorizes the Acquiring Fund to pay distribution and service fees (“Rule 12b-1 Fees”) for the sale of its shares and for services provided to shareholders. The Rule 12b-1 Fees paid by Class C of the Acquiring Fund currently are 1.00%.

What arrangement is best for you?

The different classes of shares permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class of shares, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class of shares may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of the Acquiring Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Your financial representative should recommend only those arrangements that are appropriate for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares if you purchase more than certain breakpoints.

To determine your eligibility for a sales charge discount on Class A Shares, you may aggregate all of your accounts (including joint accounts, retirement accounts such as individual retirement accounts (“IRAs”), non-IRAs, etc.) and those of your spouse, domestic partner, children and minor grandchildren.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Acquiring Fund or through a financial intermediary. Different intermediaries may impose different sales charges (including partial reduction in or waivers of sales charges) other than those listed in this section. Such intermediary-specific sales charge variations are described in Appendix A to the Acquiring Fund’s prospectus, entitled “Intermediary Sales Charges Discounts and Waivers.” Appendix A is incorporated herein by reference.

Your financial representative may request that you provide an account statement or other holdings information to determine your eligibility for a breakpoint and/or waiver and to make certain all involved parties have the necessary data. In all instances, it is the purchaser’s responsibility to notify the Acquiring Fund or the purchaser’s financial representative at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, in order to receive these waivers or discounts shareholders will have to purchase fund shares through another intermediary offering such waivers or discounts or directly from the Acquiring Fund if the Acquiring Fund offers such waivers or discounts.

Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the SAI in the section entitled “How to Buy Shares.” Intermediary-specific sales charge variations are described in Appendix A to the prospectus, entitled “Intermediary Sales Charges Discounts and Waivers.” This information is available free of charge, and in a clear and prominent format, at the Individual Investors section of virtus.com. Please be sure that you fully understand these choices before investing. If you or your financial representative requires additional assistance, you may also contact Virtus Fund Services by calling toll-free 800-243-1574.

If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. Class C Shares have higher distribution and services fees (1.00%) and pay lower dividends than Class A Shares. With certain exceptions, Class C Shares will convert to Class A Shares after eight years, thus reducing future annual expenses. The Acquiring Fund may refuse any order to purchase shares. If you transact in Class C Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the Acquiring Fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

Deferred Sales Charge Alternative

Class C Shares are purchased without an initial sales charge; however, shares sold within one year of purchase are subject to a CDSC of 1.00%. The sales charge will be multiplied by the then-current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in NAV or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest. The date of purchase will be used to calculate the number of shares owned and time period held.

With certain exceptions, Class C Shares, and any reinvested dividends and other distributions paid on such shares, will automatically convert to Class A Shares after eight years. However, for investors invested in Class C Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to ensure that the investor is credited with the proper holding period for the shares redeemed. The automatic conversion of Class C Shares to Class A Shares shall not apply to shares held through intermediaries or recordkeepers that do not track the length of time that a participant has held such shares or that are not otherwise able to operationally support the automatic conversion feature.

In addition, certain Class C Shares may be exchangeable in advance of the automatic conversion. If you hold your shares through a financial intermediary or recordkeeper, please contact your financial intermediary or recordkeeper for additional information. Class C Shares that have been held directly with the Acquiring Fund, and not through a financial intermediary, for fewer than the required number of years may be exchanged for Class A Shares at the Acquiring Fund’s or transfer agent’s discretion if (i) the Class C Shares are not subject to a CDSC, and (ii) a commission was not paid on the sale of such Class C Shares.

All conversions and exchanges from Class C Shares to Class A Shares will be on the basis of the relative NAVs per share, without the imposition of any sales load, fee or other charge. Automatic conversions of Class C shares to Class A shares will generally be processed monthly on or about the 10th day of the month, although for investors invested in Class C Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to determine the timing of the conversions. As of the date of this Prospectus/Information Statement, conversions and exchanges from Class C Shares to Class A Shares of the Acquiring Fund are not expected to be considered taxable events for Federal income tax purposes. Shareholders should consult their tax professionals regarding their own tax considerations.

Deferred Sales Charge you may pay to sell Class C Shares

Year	1	2+
CDSC	1%	0%

Class C Shares CDSC Reductions and Waivers

The CDSC is waived on the redemption (sale) of Class C Shares if the redemption is made:

(a)	within one year of death;

(i)	of the sole shareholder on an individual account,

(ii)	of a joint tenant where the surviving joint tenant is the deceased’s spouse or domestic partner,

(iii)	of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account, or

(iv)	of the “grantor” on a trust account;

(b)	within one year of disability, as defined in Code Section 72(m)(7);

(c)

as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the funds’ Prospectus;

(d)	by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid;

(e)	based on the exercise of exchange privileges among Class A Shares and Class C Shares of these funds or any of the Virtus Mutual Funds;

(f)	based on any direct rollover transfer of shares from an established Virtus Mutual Fund qualified plan into a Virtus Mutual Fund IRA by participants terminating from the qualified plan; and

(g)

based on the systematic withdrawal program, provided such withdrawals do not exceed more than 1% monthly or 3% quarterly of the aggregate net investments. (See “Systematic Withdrawal Program” in this SAI for additional information about these restrictions.)

If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares through a financial intermediary offering them. Different intermediaries may impose different sales charges (including partial reduction in or waivers of sales charges) other than those listed in this section, provided that they do not exceed the maximum sales charge listed. Such intermediary-specific sales charge variations are described in Appendix A to the Acquiring Fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Compensation to Dealers

With respect to Class C Shares, the Distributor intends to pay investment dealers a sales commission of 1% of the sale price of Class C Shares sold by such dealers. Your broker, dealer or financial professional may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

Dealers and other entities that enter into special arrangements with the Distributor or the Acquiring Fund’s transfer agent, Virtus Fund Services, LLC (the “Transfer Agent”), may receive compensation for the sale and promotion of shares of the Acquiring Fund. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Acquiring Fund through distribution fees, service fees or, in some cases, the Distributor may pay certain fees from its own profits and resources.

Dealers and other entities that enter into special arrangements with the Distributor or the Transfer Agent may receive compensation from or on behalf of the Acquiring Fund for providing certain recordkeeping and related services to the Acquiring Fund or its shareholders. These fees may also be referred to as shareholder accounting fees, administrative services fees, sub-transfer agent fees or networking fees. They are not for the sale, promotion or marketing of fund shares.

From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. These payments are sometimes referred to as “revenue sharing.” Among others, the Distributor has agreed to make such payments for marketing support services to Equitable Advisors, LLC. For the Acquiring Fund, the Distributor may pay broker-dealers a finder’s fee of 1.00% on amounts from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases of Class A Shares by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. A CDSC may be imposed on certain redemptions of such Class A investments. The CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. For the Acquiring Fund, the CDSC is 1.00%. For purposes of determining the applicability of the CDSC, the 18-month period begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of up to 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.

From its own resources or pursuant to the distribution and shareholder servicing plans, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

The Distributor has also agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and appropriate recommendations free of any influence by reason of these arrangements.

The categories of payments the Distributor and/or the Transfer Agent may make to other parties are not mutually exclusive, and such parties may receive payments under more than one or all categories. These payments could be significant to a party receiving them, creating a conflict of interest for such party in making investment recommendations to investors. Investors should make due inquiry of any party recommending the Acquiring Fund for purchase to ensure that such investors are receiving the requisite point of sale disclosures and appropriate recommendations free of any influence by reason of these arrangements.

A document containing information about sales charges, including breakpoint (volume) discounts, is available free of charge on the Internet at virtus.com. In the Our Products section, go to the “Mutual Funds” tab and click on the link for Breakpoint (Volume) Discounts.

Your Account

Opening an Account

Your financial professional can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.

The Acquiring Fund has established the following preferred methods of payment for fund shares:

•	Checks drawn on an account in the name of the investor and made payable to Virtus Mutual Funds;

•	Checks drawn on an account in the name of the investor’s company or employer and made payable to Virtus Mutual Funds; or

•	Wire transfers or Automated Clearing House (“ACH”) transfers from an account in the name of the investor, or the investor’s company or employer.

Payment in other forms may be accepted at the discretion of the Acquiring Fund; however, it generally does not accept such other forms of payment as cash equivalents (such as traveler’s checks, cashier’s checks, money orders or bank drafts), starter checks, credit card convenience checks, or certain third party checks. Please specify the name(s) of the fund or funds in which you would like to invest on the check or transfer instructions.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accordingly, when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may check the information you provide against publicly available databases, information obtained from consumer reporting agencies, other financial institutions or other sources. If, after reasonable effort, we cannot verify your identity, we reserve the right to close the account and redeem the shares at the NAV next calculated after the decision is made by us to close the account.

Step 1

Your first choice will be the initial amount you intend to invest in the Acquiring Fund.

Minimum initial investments applicable to Class C Shares:

•	$100 for individual retirement accounts (“IRAs”), accounts that use the systematic exchange privilege, or accounts that use the Systematic Purchase program.

•

There is no initial dollar requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

•	$2,500 for all other accounts.

Minimum additional investments applicable to Class C Shares:

•	$100 for any account.

•

There is no minimum additional investment requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum additional investment requirement for reinvesting dividends and capital gains into another account.

Step 2

Your second choice will be what class of shares to buy. Each share class, except Class I Shares and Class R6 Shares, has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial professional can help you pick the share class that makes the most sense for your situation.

Step 3

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

•	Receive both dividends and capital gain distributions in additional shares;

•	Receive dividends in additional shares and capital gain distributions in cash;

•	Receive dividends in cash and capital gain distributions in additional shares; or

•	Receive both dividends and capital gain distributions in cash. No interest will be paid on uncashed distribution checks.

The Acquiring Fund reserves the right to refuse any purchase order for any reason. The Acquiring Fund will notify the investor of any such rejection in accordance with industry and regulatory standards, which is generally within three business days. The Acquiring Fund further reserves the right to close an account (or to take such other steps as the funds or their agents deem reasonable) for any lawful reason, including but not limited to the suspicion of fraud or other illegal activity in connection with the account.

Listing a Trusted Contact

For shareholders who have a mutual fund account directly with Virtus, you have the option of adding a Trusted Contact to our records. The Trusted Contact is someone you authorize us to contact to address any concerns about fraudulent activity or financial exploitation; to inquire about your status as an active shareholder; and/or to disclose account activity or account details if necessary for protecting your account assets.

The Trusted Contact is not permitted to execute transactions or make changes to your account. Other than the shareholder, only the named financial professional of record on the account, or a Power of Attorney/guardian/ conservator who is named on the account or has submitted instructions, signed in capacity with a Medallion Guarantee, are permitted to execute transactions or make account changes. Your Trusted Contact must be at least 18 years of age, and should not be your financial professional of record or an individual who is already named on the account.

How to Buy Shares

To Open An Account
Through a financial professional	Contact your financial professional. Some financial professionals may charge a fee and may set different minimum investments or limitations on buying shares.

Through the mail	Complete a new account application and send it with a check payable to the fund. Mail them to: Virtus Mutual Funds, P.O. Box 534470, Pittsburgh, PA 15253-4470.

Through express delivery	Complete a new account application and send it with a check payable to the fund. Send them to: Virtus Mutual Funds, P.O. Box 534470, Pittsburgh, PA 15253-4470.

By Federal Funds wire	Call us at 800-243-1574 (press 1, then 0).

By Systematic Purchase	Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: Virtus Mutual Funds P.O. Box 534470, Pittsburgh, PA 15253-4470.

By telephone exchange	Call us at 800-243-1574 (press 1, then 0).

The price at which a purchase is effected is based on the NAV next determined after receipt of a purchase order in good order by the Acquiring Fund’s Transfer Agent or an authorized agent. A purchase order is generally in “good order” if an acceptable form of payment accompanies the purchase order and the order includes the appropriate application(s) and/or other form(s) and any supporting legal documentation required by the Acquiring Fund’s Transfer Agent or an authorized agent, each in legible form. However, the Acquiring Fund, its Transfer Agent or other authorized agent may consider a request to be not in good order even after receiving all required information if any of them suspects that the request is fraudulent or otherwise not valid.

The Acquiring Fund reserves the right to refuse any order that may disrupt the efficient management of that fund.

How to Sell Shares

To Sell Shares
Through a financial professional	Contact your financial professional. Some financial professionals may charge a fee and may set different minimums on redemptions of accounts.

Through the mail	Send a letter of instruction to: Virtus Mutual Funds, P.O. Box 534470, Pittsburgh, PA 15253-4470. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.

Through express delivery	Send a letter of instruction to: Virtus Mutual Funds, P.O. Box 534470, Pittsburgh, PA 15253-4470. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.

By telephone	For sales up to $50,000, requests can be made by calling 800-243-1574.

By telephone exchange	Call us at 800-243-1574 (press 1, then 0).

You have the right to have the Acquiring Fund buy back shares at the NAV next determined after receipt of a redemption request in good order by the funds’ Transfer Agent or an authorized agent. In the case of a Class C Share redemption, and certain Class A Share redemptions, you will be subject to the applicable contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The Acquiring Fund does not charge any redemption fees.

Regardless of the method used by the Acquiring Fund for payment (e.g., check, wire or electronic transfer (ACH)), payment for shares redeemed will normally be sent one business day after the request is received in good order by the transfer agent, or one business day after the trade has settled for trades submitted through the NSCC, but will in any case be made within seven days after tender. The Acquiring Fund expects to meet redemption requests, both under normal circumstances and during periods of stressed market conditions, by using cash, by selling portfolio assets to generate cash, or by borrowing funds under a line of credit, subject to availability of capacity in such line of credit, or participating in an interfund lending program in reliance on exemptive relief from the SEC. The right to redeem shares may be suspended and payment postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or if permitted by rules of the SEC, during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for the Acquiring Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the shareholder will not be entitled to and the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days.

If you are 65 years of age or older, or if we have reason to believe you have a mental or physical impairment that restricts you from protecting your own financial interests, we may temporarily delay the release of redemption proceeds from your account if we reasonably believe that you have been the victim of actual or attempted financial exploitation.

Notice of this temporary delay will be provided to you, and the delay will be for no more than 15 business days while we conduct a review of the suspected financial exploitation. Contacting your Trusted Contact, if you have selected one, may be part of the review. (See “Listing a Trusted Contact” in the section, “Your Account”.)

We may delay an additional 10 business days if we reasonably believe that actual or attempted financial exploitation has occurred or will occur. At the expiration of the delay, if we have not concluded that such exploitation has occurred, the proceeds will be released to you.

Things You Should Know When Selling Shares

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem or exchange shares of the Acquiring Fund.

Redemption requests will not be honored until all required documents, in proper form, have been received. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Even after all required documents have been received, a redemption request may not be considered in good order by the Acquiring Fund, its Transfer Agent or other authorized agents if any of them suspects that the request is fraudulent or otherwise not valid. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds’ Transfer Agent at 800-243-1574.

Transfers between broker-dealer “street” accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial professional.

As stated in the applicable account applications, accounts associated with certain types of retirement plans and individual retirement accounts may incur fees payable to the Transfer Agent in the event of redeeming an account in full. Shareholders with questions about this should contact the funds’ Transfer Agent at 800-243-1574.

Redemptions by Mail

è If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act:

Send a clear letter of instruction if both of these apply:

•	The proceeds do not exceed $50,000.

•	The proceeds are payable to the registered owner at the address on record.

Send a clear letter of instructions with a signature guarantee when any of these apply:

•	You are selling more than $50,000 worth of shares.

•	The name or address on the account has changed within the last 30 days.

•	You want the proceeds to go to a different name or address than on the account.

è If you are selling shares held in a corporate or fiduciary account, please contact the funds’ Transfer Agent at 800-243-1574.

The signature guarantee, if required, must be a STAMP 2000 Medallion guarantee made by an eligible guarantor institution as defined by the funds’ Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. As of the date of this Prospectus/Information Statement, the Transfer Agent’s signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Selling Shares by Telephone

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine. The Acquiring Fund, its Transfer Agent and its other authorized agents will not be liable for any loss, liability, cost or expense resulting from acting upon telephone instructions that are reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days’ notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See “Disruptive Trading and Market Timing” below.)

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended; however, shareholders would be able to make redemptions through other methods described above.

Payment of Redemptions In Kind

The Acquiring Fund reserves the right to pay large redemptions “in kind” (i.e., in securities owned by the Acquiring Fund) rather than in cash. Large redemptions are those that exceed $250,000 or 1% of the fund’s net assets, whichever is less, over any 90-day period. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Investors who are paid redemption proceeds in kind generally will receive a pro rata share of the fund’s portfolio, which may include illiquid securities. Any securities received remain at market risk until sold. Brokerage commissions and capital gains may be incurred when converting securities received into cash. On any illiquid securities received, the investor will bear the risk of not being able to sell the securities at all.

Account Policies

Account Reinstatement Privilege

Subject to the Acquiring Fund’s policies and procedures regarding market timing, for 180 days after you sell your Class A Shares on which you previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to Virtus Mutual Funds, P.O. Box 534470, Pittsburgh, PA 15253-4470. You can call Virtus Mutual Funds at 800-243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes.

Annual Fee on Small Accounts

To help offset the costs associated with maintaining small accounts, the Acquiring Fund reserves the right to assess an annual $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.

The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional or the Transfer Agent.

Redemption of Small Accounts

Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at NAV, and a check will be mailed to the address of record. Any applicable sales charges will be deducted.

Distributions of Small Amounts

Distributions in amounts less than $10 will automatically be reinvested in additional shares of the Acquiring Fund.

Uncashed Checks

If any correspondence sent by the Acquiring Fund is returned by the postal or other delivery service as “undeliverable,” your dividends or any other distribution may be automatically reinvested in the Acquiring Fund.

If your distribution check is not cashed within six months, the distribution may be reinvested in the Acquiring Fund at the current NAV. You will not receive any interest on uncashed distribution or redemption checks. This provision may not apply to certain retirement or qualified accounts.

Inactive Accounts

As required by the laws of certain states, if no activity occurs in an account within the time period specified by your state law, the Acquiring Fund or itsr agents may be required to transfer the assets to your state under the state’s abandoned property law.

Exchange Privileges

You should read the prospectus of the Virtus Mutual Fund(s) into which you want to make an exchange before deciding to make an exchange. You can obtain a prospectus from your financial professional; by calling 800-243-4361; or on the Internet at virtus.com.

•

You generally may exchange shares of one fund for the same class of shares of another Virtus Mutual Fund (e.g., Class A Shares for Class A Shares). Class C Shares are also exchangeable for Class C1 Shares of those Virtus Mutual Funds offering them. Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

•	Exchanges may be made by telephone (800-243-1574) or by mail (Virtus Mutual Funds, P.O. Box 534470, Pittsburgh, PA 15253-4470).

•	The amount of the exchange must be equal to or greater than the minimum initial investment required, unless the minimum has been waived (as described in the SAI).

•	The exchange of shares of one fund for shares of a different fund is treated as a sale of the original fund’s shares and any gain on the transaction may be subject to federal income tax.

•

Financial intermediaries are permitted to initiate exchanges from one class of a fund into another class of the same fund if, among other things, the financial intermediary agrees to follow procedures established by the fund, the Distributor or the Transfer Agent, which generally will require that (i) the exchanges be carried out within accounts that are maintained and controlled by the intermediary and meet investor eligibility requirements, if applicable, for the share class or account type, and (ii) no contingent deferred sales charges are outstanding, or the applicable intermediary agrees to cause any outstanding contingent deferred sales charges to be paid in a manner agreed to by the fund, the Distributor or the Transfer Agent. The fund’s ability to make this type of exchange may be limited by operational or other limitations, requiring the fund or its agent to process the transaction as a liquidation and purchase, at the same closing NAV. The financial intermediary will be ultimately responsible for reporting the transaction in accordance with their instruction.

Shareholders owning shares of a fund through accounts established directly with the Transfer Agent (i.e., not established with a financial intermediary who deals with the Transfer Agent exclusively on the investor’s behalf) may be permitted to exchange shares of one class of the fund into another class of the same fund, if they meet the investor eligibility requirements associated with the class into which they wish to exchange, at the discretion of the fund or the Transfer Agent. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund.

Under the Code, generally if a shareholder exchanges shares from one class of a fund into another class of the same fund, the transaction should not be subject to U.S. federal income taxes; however, each shareholder should consult both the relevant financial intermediary (if applicable) and the shareholder’s tax professional regarding the treatment of any specific exchange carried out under the terms of this subsection.

Disruptive Trading and Market Timing

The Acquiring Fund is not appropriate for market timers, and market timers are discouraged from becoming investors. Your ability to make exchanges among Virtus Mutual Funds is subject to modification if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other shareholders.

Frequent purchases, redemptions and exchanges, programmed exchanges, exchanges into and then out of a fund in a short period of time, and exchanges of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”) which can have risks and harmful effects for other shareholders. These risks and harmful effects include:

•

dilution of the interests of long-term investors, if market timers or others exchange into a fund at prices that are below the true value or exchange out of a fund at prices that are higher than the true value;

•

an adverse effect on portfolio management, as determined by the adviser or subadviser in its sole discretion, such as causing a fund to maintain a higher level of cash than would otherwise be the case, or causing a fund to liquidate investments prematurely; and

•	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

Additionally, the nature of the portfolio holdings of certain funds (or the underlying funds as applicable), may expose those funds to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the NAV of the fund’s shares, sometimes referred to as “time-zone arbitrage.” Arbitrage market timers seek to exploit possible delays between the change in the value of a mutual fund’s portfolio holdings and the NAV of the fund’s shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets. If an arbitrageur is successful, the value of the fund’s shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs which do not reflect appropriate fair value prices.

In order to attempt to protect our shareholders from the potential harmful effects of Disruptive Trading, the funds’ Board of Trustees has adopted a policy to safeguard against market timing designed to discourage Disruptive Trading. The Board of Trustees has adopted this policy as a preventive measure to protect all shareholders from the potential effects of Disruptive Trading, while also abiding by any rights that shareholders may have to make exchanges and provide reasonable and convenient methods of making exchanges that do not have the potential to harm other shareholders.

Excessive trading activity is measured by the number of roundtrip transactions in an account. A roundtrip transaction is one where a shareholder buys and then sells, or sells and then buys, shares of any fund within 30 days. Shareholders of the funds are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the shareholder level. In considering a shareholder’s trading activity, the funds may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in the funds, in other funds within the Virtus Mutual Fund complex, in non-Virtus funds or in accounts under common control or ownership. We do not include exchanges made pursuant to the dollar cost averaging or other similar programs when applying our market timing policies. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor also will not count towards the roundtrip limits. The Acquiring Fund may permit exchanges that the funds’ transfer agent believes, in the exercise of its judgment, are not disruptive. The Acquiring Fund also may permit purchases and redemptions by funds of funds that the Acquiring Fund’s transfer agent believes, in the exercise of its judgment, are not disruptive. Considerations such as the size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Shareholders holding shares for at least 30 days following investment will ordinarily be in compliance with the Acquiring Fund’s policy regarding excessive trading activity. The Acquiring Fund may, however, take action if activity is deemed disruptive even if shares are held longer than 30 days, such as a request for a transaction of an unusually large size. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Under the Acquiring Fund’s market timing policy, we may modify your exchange privileges for some or all of the funds by not accepting an exchange request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be exchanged into or out of any fund at any one time, or may revoke your right to make Internet, telephone or facsimile exchanges. We may reinstate Internet, telephone and facsimile exchange privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

The Acquiring Fund currently does not charge exchange or redemption fees, or any other administrative charges on fund exchanges. The Acquiring Fund reserves the right to impose such fees and/or charges in the future.

Orders for the purchase of fund shares are subject to acceptance by the Acquiring Fund. We reserve the right to reject, without prior notice, any exchange request into the Acquiring Fund if the purchase of shares in the corresponding fund is not accepted for any reason.

The Acquiring Fund does not have any arrangements with any person, organization or entity to permit frequent purchases and redemptions of fund shares.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. The Acquiring Fund reserves the right to reject any purchase or exchange transaction at any time. If we reject a purchase or exchange for any reason, we will notify you of our decision in writing.

The Acquiring Fund cannot guarantee that their policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

Retirement Plans

Shares of the Acquiring Fund may be used as investments under the following retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and certain 403(b) plans. For more information, call 800-243-4361.

EXHIBIT C — FINANCIAL HIGHLIGHTS

The tables below present financial information of the Acquired Fund and the Acquiring Fund. The tables are intended to help you understand each Fund’s financial performance for the past five years or since inception (if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).

For the Acquired Fund, this information for the fiscal periods ended September 30, 2023, 2022, 2021, 2020 and 2019 was audited by PricewaterhouseCoopers LLP, the Acquiring Fund Trust’s independent registered public accounting firm. PricewaterhouseCoopers LLP’s report, along with further detail on the Acquired Fund’s financial statements, is included in the Acquired Fund Trust’s most recent Annual Report, which is available upon request.

For the Acquiring Fund, this information for the fiscal periods ended December 31, 2022, 2021, 2020, 2019 and 2018 was audited by PricewaterhouseCoopers LLP, the Acquiring Fund Trust’s independent registered public accounting firm. PricewaterhouseCoopers LLP’s report, along with further detail on the Acquiring Fund’s financial statements, is included in the Acquiring Fund Trust’s most recent Annual Report, which is available upon request. The information for the six months ended June 30, 2023 has not been audited.

C-1

Acquired Fund

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Vontobel Foreign Opportunities Fund
Class A
10/1/22 to 9/30/23	$20.49	0.01	—	3.75	3.76	—	(0.01)	(0.01)	—	3.75	$24.24	18.36%	$136,675	1.38%	1.40%	0.02%	55%
10/1/21 to 9/30/22	34.97	(0.12)	—	(7.42)	(7.54)	—	(6.94)	(6.94)	—	(14.48)	20.49	(27.20)	132,361	1.40	(6)(8)(9)	1.40	(0.46)	57
10/1/20 to 9/30/21	31.75	(0.15)	—	5.63	5.48	—	(2.26)	(2.26)	—	3.22	34.97	17.95	204,395	1.39	1.40	(0.43)	81
10/1/19 to 9/30/20	30.44	(0.10)	—	3.64	3.54	(0.09)	(2.14)	(2.23)	—	1.31	31.75	12.02	176,146	1.39	1.43	(0.35)	63
10/1/18 to 9/30/19	34.62	0.11	—	1.25	1.36	(0.15)	(5.39)	(5.54)	—	(4.18)	30.44	7.08	186,206	1.40	(7)	1.44	0.38	64
Class C
10/1/22 to 9/30/23	$19.22	(0.15)	—	3.53	3.38	—	(0.01)	(0.01)	—	3.37	$22.59	17.60%	$5,396	2.04%	2.14%	(0.66)%	55%
10/1/21 to 9/30/22	33.41	(0.30)	—	(6.95)	(7.25)	—	(6.94)	(6.94)	—	(14.19)	19.22	(27.68)	6,744	2.06	(6)	2.14	(1.18)	57
10/1/20 to 9/30/21	30.62	(0.37)	—	5.42	5.05	—	(2.26)	(2.26)	—	2.79	33.41	17.16	18,014	2.05	2.12	(1.17)	81
10/1/19 to 9/30/20	29.54	(0.29)	—	3.51	3.22	—	(2.14)	(2.14)	—	1.08	30.62	11.26	30,294	2.05	2.12	(1.01)	63
10/1/18 to 9/30/19	33.83	(0.10)	—	1.23	1.13	(0.03)	(5.39)	(5.42)	—	(4.29)	29.54	6.40	41,638	2.07	(7)	2.13	(0.34)	64
Class I
10/1/22 to 9/30/23	$20.58	0.08	—	3.78	3.86	—	(0.01)	(0.01)	—	3.85	$24.43	18.77%	$457,233	1.06%	1.12%	0.34%	55%
10/1/21 to 9/30/22	35.00	(0.04)	—	(7.44)	(7.48)	—	(6.94)	(6.94)	—	(14.42)	20.58	(26.97)	440,340	1.08	(6)	1.14	(0.16)	57
10/1/20 to 3/30/21	31.74	(0.04)	—	5.62	5.58	(0.06)	(2.26)	(2.32)	—	3.26	35.00	18.32	803,474	1.07	1.11	(0.12)	81
10/1/19 to 9/30/20	30.43	—	(11)	—	3.63	3.63	(0.18)	(2.14)	(2.32)	—	1.31	31.74	12.37	784,711	1.07	1.13	(0.02)	63
10/1/18 to 9/30/19	34.70	0.20	—	1.24	1.44	(0.32)	(5.39)	(5.71)	—	(4.27)	30.43	7.43	761,809	1.08	(7)	1.13	0.68	64
Class R6
10/1/22 to 9/30/23	$20.63	0.11	—	3.79	3.90	—	(0.01)	(0.01)	—	3.89	$24.52	18.91%	$37,467	0.94%	1.04%	0.46%	55%
10/1/21 to 9/30/22	35.03	—	(11)	—	(7.46)	(7.46)	—	(6.94)	(6.94)	—	(14.40)	20.63	(26.88)	49,057	0.97	(6)	1.06	—	(14)	57
10/1/20 to 9/30/21	31.76	(0.01)	—	5.63	5.62	(0.09)	(2.26)	(2.35)	—	3.27	35.03	18.44	66,705	0.95	1.03	(0.03)	81
10/1/19 to 9/30/20	30.44	0.03	—	3.64	3.67	(0.21)	(2.14)	(2.35)	—	1.32	31.76	12.49	84,764	0.95	1.04	0.11	63
10/1/18 to 9/30/19	34.72	0.29	—	1.18	1.47	(0.36)	(5.39)	(5.75)	—	(4.28)	30.44	7.57	69,198	0.96	(7)	1.04	0.97	64

Footnote Legend:

(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Net expense ratio includes extraordinary proxy expenses.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	The share class is currently under its expense limitation.
(9)	See 3D in the Notes to Financial statements for information on recapture of expenses previously reimbursed and/or waived.

C-2

(10)	Inception date.
(11)	Amount is less than $0.005 per share.
(12)	Portfolio turnover is representative of the Fund for the entire period.
(13)	Payment from affiliate had no impact on total return.
(14)	Amount is less than 0.005%.

Acquiring Fund

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realised and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affilliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)		Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
SGA International Growth Fund
Class A
1/1/23 to 6/30/23(6)	$8.05	0.01		1.09	1.10	—	(0.01)	(0.01)	—	1.09	$9.14	13.69%	$7,846	1.32%		1.56%	0.22%	7%
1/1/22 to l2/31/22	10.45	(0.02)		(1.94)	(1.96)	—	(0.44)	(0.44)	—	(2.40)	8.05	(18.42)	7,530	1.33	(8)	1.62	(0.20)	36
1/1/21 to l2/31/21	10.42	(0.04)		0.90	0.86	—	(0.83)	(0.83)	—	0.03	10.45	8.36	7,129	1.32		1.55	(0.39)	44
1/1/20 to l2/31/20	10.50	(0.03)		2.02	1.99	—	(2.07)	(2.07)	—	(0.08)	10.42	22.86	6,917	1.41	(8)(11)	1.60	(0.36)	53
1/1/19 to l2/31/19	10.95	(0.02)		2.92	2.90	—	(3.35)	(3.35)	—	(0.45)	10.50	28.28	6,376	1.46	(8)(11)(14)	1.52	(0.20)	147	(15)
1/1/18 to l2/31/18	11.90	—	(7)	(0.94)	(0.94)	(0.01)	—	(0.01)	—	(0.95)	10.95	(7.90)	22,233	1.42		1.44	0.03	37
Class I
1/1/23 to 6/30/23(6)	$8.36	0.03		1.12	1.15	—	(0.0l )	(0.01)	—	1.14	$9.50	13.78%	$45,386	1.07%		1.31%	0.59%	7%
1/1/22 to l2/31/22	10.80	—	(7)	(2.00)	(2.00)	—	(0.44)	(0.44)	—	(2.44)	8.36	(18.19)	28,164	1.08	(8)	1.37	0.03	36
1/1/21 to l2/31/21	10.72	(0.02)		0.93	0.91	—	(0.83)	(0.83)	—	0.08	10.80	8.59	39,493	1.07		1.29	(0.14)	44
1/1/20 to l2/31/20	10.71	(0.01)		2.09	2.08	—	(2.07)	(2.07)	—	0.01	10.72	23.28	40,249	1.16	(8)(11)	1.35	(0.13)	53
1/1/19 to l2/31/19	11.13	—	(7)	2.97	2.97	(0.04)	(3.35)	(3.39)	—	(0.42)	10.71	28.49	35,641	1.25	(8)(11)(14)	1.30	0.01	147	(15)
1/1/18 to l2/31/18	12.09	0.03		(0.96)	(0.93)	(0.03)	—	(0.03)	—	(0.96)	11.13	(7.69)	67,543	1.20	(9)	1.19	0.28	37
Class R6
1/1/23 to 6/30/23(6)	$8.42	0.03		1.14	1.17	—	(0.01)	(0.01)	—	1.16	$9.58	13.92%	$3,622	0.95%		1.20%	0.64%	7%
1/1/22 to l2/31/22	10.87	0.01		(2.02)	(2.01)	—	(0.44)	(0.44)	—	(2.45)	8.42	(18.17)	2,662	0.97	(8)	1.26	0.16	36
1/1/21 to l2/31/21	10.77	—	(7)	0.93	0.93	—	(0.83)	(0.83)	—	0.10	10.87	8.74	2,058	0.95		1.19	(0.03)	44
1/1/20 to l2/31/20	10.74	—	(7)	2.10	2.10	—	(2.07)	(2.07)	—	0.03	10.77	23.41	831	1.07	(8)(11)	1.25	0.05	53
1/1/19 to l2/31/19	11.15	—	(7)	2.99	2.99	(0.05)	(3.35)	(3.40)	—	(0.41)	10.74	28.59	48	1.16	(8)(11)(14)	1.25	(0.02)	147	(15)
1/1/18 to l2/31/18(16)	12.11	0.05		(0.97)	(0.92)	(0.04)	—	(0.04)	—	(0.96)	11.15	(7.63)	48	1.10		1.11	0.43	37

Footnote Legend

(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.

C-3

(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Amount is less than $0.005 per share.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	See Note 3D in Notes Financial Statements for information on recapture of expenses previously reimbursed.
(10)	The share class is currently under its expense limitation.
(11)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(12)	Inception date.
(13)	Portfolio turnover is representative of the Fund for the entire period.
(14)	Ratios of total expenses excluding interest expense on borrowings for the year ended December 31, 2019 were 1.45% (Class A), 1.24% (Class I) and 1.15% (Class R6).
(15)	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Fund’s subadviser and associated repositioning.
(16)

From November 9 through November 13, 2018, the Fund’s Class R6 shares did not have any investors, though the net asset value continued to be calculated using another share class adjusted for class expenses.

(17)	Ratios of total expenses excluding interest expense on borrowings for the year ended December 31, 20l9 were 1.25% (Class A) and 1.00% (Class I).

C-4

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

a series of

Virtus Opportunities Trust

101 Munson Street

Greenfield, MA 01301-9683

(800) 243-1574

BY AND IN EXCHANGE FOR SHARES OF

VIRTUS SGA INTERNATIONAL GROWTH FUND

a series of

Virtus Asset Trust

101 Munson Street

Greenfield, MA 01301-9683

(800) 243-1574

This Statement of Additional Information, dated February 1, 2024, relating specifically to the proposed transfer of the assets and liabilities of Virtus Vontobel Foreign Opportunities Fund (the “Acquired Fund”), a series of Virtus Opportunities Trust (the “Acquired Fund Trust”), to Virtus SGA International Growth Fund (the “Acquiring Fund”), a series of the Virtus Asset Trust (the “Acquiring Fund Trust”), in exchange for Class A, Class C, Class I and Class R6 shares of beneficial interest, no par value, of the Acquiring Fund (to be issued to holders of shares of the Acquired Fund) (the “Reorganization”), consists of the information set forth below pertaining to the Acquired Fund and the Acquiring Fund and the following described documents, each of which is incorporated by reference herein:

(1)	the Statement of Additional Information of the Acquired Fund Trust, relating to the Acquired Fund, dated January 29, 2024, as supplemented;

(2)	Annual Report of the Acquired Fund Trust, relating to the Acquired Fund, for the year ended September 30, 2023;

(3)	the Statement of Additional Information of the Acquiring Fund Trust, relating to the Acquiring Fund, dated April 28, 2023, as supplemented;

(4)	Annual Report of the Acquiring Fund Trust, relating to the Acquiring Fund, for the year ended December 31, 2022; and

(5)	Semi-Annual Report of the Acquiring Fund Trust, relating to the Acquiring Fund, for the period ended June 30, 2023.

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of the Acquired Fund and the Acquiring Fund dated February 1, 2024. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of the Acquired Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the Reorganization, is included in the sub-section entitled “How do the Funds’ fees and expenses compare?” of the Prospectus/Information Statement.

1

The Reorganization will not result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. As a result, a schedule of investments of the Acquired Fund modified to show the effects of the Reorganization is not required and is not included. Notwithstanding the foregoing, changes may be made to the Acquired Fund’s portfolio in advance of the Reorganization and/or to the Acquiring Fund’s portfolio following the Reorganization.

The Acquiring Fund will be the surviving fund for accounting purposes. There are no material differences in accounting policies of the Acquiring Fund as compared to those of the Acquired Fund.

2

VIRTUS ASSET TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification.

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 16 of the Underwriting Agreement incorporated herein by reference to Exhibit 7(a). Indemnification of Registrant’s Custodian is provided for in Section 9.9, among others, of the Custody Agreement incorporated herein by reference to Exhibits 9(a) through 9(q). The indemnification of Registrant’s Transfer Agent is provided for in Article 6 of the Amended and Restated Transfer Agency and Service Agreement incorporated herein by reference to Exhibit 13(a). The indemnification of Registrant’s Sub-Transfer Agent is provided for in Section 12, among others, of the Sub-Transfer Agency and Shareholder Services Agreement incorporated herein by reference to Exhibits 13(b) through 13(aa). The indemnification of Registrant’s Subadministrator and Accounting Agent is provided for in Section 11, among others, of the Sub-Administration and Accounting Services Agreement incorporated by herein by reference to Exhibits 13(zz) through 13(zzz).The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated herein by reference to Exhibits 13(bbbb) through 13(gggg), whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibit 1, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the Investment Company Act of 1940, as amended, and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VI of the Registrant’s Bylaws incorporated herein by reference to Exhibit b, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Custody Agreement, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VFA, the Registrant’s Trustees, and other registered investment management companies managed by VFA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

1.

Amended and Restated Agreement and Declaration of Trust of Virtus Asset Trust (“Registrant” or “VAT”) dated January 18, 2017, filed via EDGAR (as Exhibit a) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

2(a).

Amended and Restated By-Laws of Registrant adopted January 18, 2017, filed via EDGAR (as Exhibit b) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

2(b).

Amendment No.  1 to Amended and Restated By-Laws adopted November 16, 2022, filed via EDGAR (as Exhibit b.2) with Post-Effective Amendment No. 42 (File No. 333-08045) on April 24, 2023, and incorporated herein by reference.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).

Investment Advisory Agreement between Registrant and Virtus Fund Advisers, LLC (the “Adviser”) effective as of June 12, 2017, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

6(b).

First Amendment to Investment Advisory Agreement between Registrant and the Adviser effective as of December 1, 2018, filed via EDGAR (as Exhibit d.1.a) with Post-Effective Amendment No. 33 (File No. 333-08045) on February 22, 2019, and incorporated herein by reference.

6(c).

Subadvisory Agreement dated June 20, 2017, among the Adviser, Ceredex Value Advisors LLC (“Ceredex”) and Registrant, on behalf of Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund and Virtus Ceredex Small-Cap Value Equity Fund filed via EDGAR (as Exhibit d.2) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

6(d).

Subadvisory Agreement dated June 21, 2017, among the Adviser, Seix Investment Advisors LLC (“Seix”) and Registrant, on behalf of Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix Short-Term Bond Fund (since liquidated), Virtus Seix Short-Term Municipal Bond Fund (since liquidated), Virtus Seix Total Return Bond Fund, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, Virtus Seix U.S. Mortgage Fund (since liquidated) and Virtus Seix Ultra-Short Bond Fund filed via EDGAR (as Exhibit d.3) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

6(e).

Amendment to the Subadvisory Agreement dated July 1, 2022, by and among Registrant, Adviser and Virtus Fixed Income Advisers, LLC (“VFIA”) with respect to the subadvisory agreement with Seix dated as of June 21, 2017 filed via EDGAR (as Exhibit d.3.a) with Post-Effective Amendment No. 42 (File No. 333-08045) on April 24, 2023, and incorporated herein by reference.

6(f).

Subadvisory Agreement dated June 20, 2017, among the Adviser, Silvant Capital Management LLC (“Silvant”) and Registrant, on behalf of Virtus Silvant Large-Cap Growth Stock Fund and Virtus Silvant Small-Cap Growth Stock Fund (since liquidated) filed via EDGAR (as Exhibit d.4) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

6(g).

Subadvisory Agreement dated June 21, 2017, among the Adviser, Zevenbergen Capital Investments LLC (“Zevenbergen”) and Registrant, on behalf of Virtus Zevenbergen Innovative Growth Stock Fund filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

6(h).

Subadvisory Agreement dated August 27, 2019, among the Adviser, Sustainable Growth Advisers, LP (“SGA”), and Registrant, on behalf of Virtus SGA International Growth Fund, filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 37 (File No. 333-08045) on April 27, 2020, and incorporated herein by reference.

7(a).

Underwriting Agreement between Registrant and VP Distributors, LLC (“VP Distributors”) dated as of June 12, 2017, filed via EDGAR (as Exhibit e.1) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

7(b).

Form of Sales Agreement between VP Distributors and dealers, effective September 2019, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 41 to Virtus Alternative Solutions Trust’s (“VAST”) Registration Statement (File No. 333-191940) on October 30, 2019, and incorporated herein by reference.

7(c).

Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective July 2023 filed via EDGAR (as Exhibit e.2.a) with Post-Effective Amendment No. 130 to the Registration Statement of Virtus Opportunities Trust (“VOT”) (File No. 033-65137) on September 26, 2023, and incorporated herein by reference.

8.

Deferred Compensation Plan effective April 8, 2022, filed via EDGAR (as Exhibit f) with Post-Effective Amendment No. 141 to Virtus Equity Trust’s (“VET”) Registration Statement (File No. 002-16590) on January 24, 2023, and incorporated herein by reference.

9(a).

Custody Agreement between VAST and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

9(b).

Amendment to Custody Agreement between VAST and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

9(c).

Amendment to Custody Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

9(d).

Joinder Agreement and Amendment to Custody Agreement between VAST, (VET and VOT (VET and VOT collectively, “Virtus Mutual Funds”), VAT, Virtus Retirement Trust (“VRT”; formerly known as Virtus Institutional Trust), Virtus Variable Insurance Trust (“VVIT”) and The Bank of New York Mellon dated September 11, 2017, filed via EDGAR (as Exhibit g.1.d) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

9(e).

Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(e)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

9(f).

Form of Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.1.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

9(g).

Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.1.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

9(h).

Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.1.g) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

9(i).

Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.1.h) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

9(j).

Amendment and Joinder to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, Virtus Offshore Fund, Ltd. (“VATS”) and the Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.1.i) with Post-Effective No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

9(k).

Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS and the Bank of New York Mellon dated as of November 16, 2020, filed via EDGAR (as Exhibit g.1.j) with Post-Effective No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

9(l).

Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS and the Bank of New York Mellon dated as of December 1, 2020, filed via EDGAR (as Exhibit g.1.k) with Post-Effective Amendment No. 116 (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

9(m).

Amendment and Joinder to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Virtus Investment Trust (“Investment Trust”), Virtus Strategy Trust (“VST”) and the Bank of New York Mellon dated as of May 7, 2021, filed via EDGAR (as Exhibit g.1.l) with Post-Effective Amendment No. 120 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

9(n).

Amendment and Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of July 26, 2021, filed via EDGAR (as Exhibit 9(n)) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

9(o).

Amendment and Joinder to Custody Agreement between The Merger Fund® (“TMF”), The Merger Fund® VL (“TMFVL”), VAST, Virtus Event Opportunities Trust (“VEOT”), Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of February 12, 2022, filed via EDGAR (as Exhibit g.1.n) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

9(p).

Amendment and Joinder to Custody Agreement between TMF, TMFVL, VAST, VEOT, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST, and the Bank of New York Mellon dated as of April 4, 2022, filed via EDGAR (as Exhibit g.1.o) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

9(q).

Amendment and Joinder to Custody Agreement between TMF, TMFVL, VAST, VEOT, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST, Stone Harbor Leveraged Load Fund LLC (“Leveraged Loan Fund”) and the Bank of New York Mellon dated as of September 30, 2022, filed via EDGAR (as Exhibit g.1.p) with Post-Effective Amendment No. 52 to VAST’s Registration Statement (File No. 333-191940) on December 12, 2022, and incorporated herein by reference.

9(r).

Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

9(s).

Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

9(t).

Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

9(u).

Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

9(v).

Joinder Agreement and Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, Duff & Phelps Select MLP and Midstream Energy Fund Inc. (“DSE”), Virtus Global Multi-Sector Income Fund (“VGI”) and Virtus Total Return Fund Inc. (“ZTR”) and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(j)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

9(w).

Form of Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.2.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

9(x).

Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.2.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

9(y).

Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.2.g) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

9(z).

Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.2.h) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

9(aa).

Amendment and Joinder to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR VATS and The Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.2.i) with Post-Effective Amendment No. 135 to VET’s Registration Statement (File No. 002-16590) on October 19, 2020, and incorporated herein by reference.

9(bb).

Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR, VATS and The Bank of New York Mellon dated as of November 13, 2020, filed via EDGAR (as Exhibit g.2.l) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

9(cc).

Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, Investment Trust, VRT, VST, VVIT, DSE, VGI, ZTR, VATS, Virtus Artificial Intelligence & Technology Opportunities Fund (f/k/a Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund) (“AIO”), Virtus Convertible & Income 2024 Target Term Fund (f/k/a Virtus AllianzGI Convertible & Income 2024 Target Term Fund) (“CBH”), Virtus Convertible & Income Fund (f/k/a Virtus AllianzGI Convertible & Income Fund) (“NCV”), Virtus Convertible & Income Fund II (f/k/a Virtus AllianzGI Convertible & Income Fund II) (“NCZ II”), Virtus Diversified Income & Convertible Fund (f/k/a Virtus AllianzGI Diversified Income & Convertible Fund) (“ACV”), Virtus Equity & Convertible Income Fund (f/k/a Virtus AllianzGI Equity & Convertible Income Fund) (“NIE”) and Virtus Dividend, Interest & Premium Strategy Fund (“NFJ” and together with AIO, CBH, NCV, NCZ II, ACV, and NIE, the “VCEFII”) and The Bank of New York Mellon dated as of May 7, 2021, filed via EDGAR (as Exhibit g.2.k) with Post-Effective Amendment No. 121 (File No. 033-65137) on September 27, 2021, and incorporated herein by reference.

9(dd).

Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, Investment Trust, VST, DSE, VGI, ZTR, VCEFII, VATS, and The Bank of New York Mellon dated as of July 26, 2021, filed via EDGAR (as Exhibit 9(bb)) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

9(ee).

Amendment and Joinder to Foreign Custody Manager Agreement between VAST, TMF, TMFVL, VEOT, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, DSE, VGI, ZTR, VCEFII, and The Bank of New York Mellon dated as of February 12, 2022, filed via EDGAR (as Exhibit g.2.m) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

9(ff).

Amendment and Joinder to Foreign Custody Manager Agreement between VAST, TMF, TMFVL, VEOT, VAST, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, VGI, ZTR, Virtus Stone Harbor Emerging Markets Income Fund (“EDF”), Virtus Stone Harbor Emerging Markets Total Income Fund (“EDI”) (VGI, ZTR, EDF and EDI, the “Closed-End Funds”), VCEFII, and The Bank of New York Mellon dated as of April 4, 2022, filed via EDGAR (as Exhibit g.2.n) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

9(gg).

Amendment and Joinder to Foreign Custody Manager Agreement between VAST, TMF, TMFVL, VEOT, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, Closed-End Funds, VCEFII and The Bank of New York Mellon dated as of September 30, 2022, filed via EDGAR (as Exhibit g.2.o) with Post-Effective Amendment No. 52 to VAST’s Registration Statement (File No. 333-191940) on December 12, 2022, and incorporated herein by reference.

10(a).

Class A Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), effective June 12, 2017, filed via EDGAR (as Exhibit m.1) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

10(b).

Amendment No.  1 to Class A Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective July 23, 2018, filed via EDGAR (as Exhibit m.1.a) with Post-Effective Amendment No. 33 (File No. 333-08045) on February 22, 2019, and incorporated herein by reference.

10(c).

Class C Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 12, 2017, filed via EDGAR (as Exhibit m.2) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

10(d).

Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act effective as of May 12, 2023, filed via EDGAR (as Exhibit n.1) with Post-Effective Amendment No. 51 to VAST’s Registration Statement (File No. 333-191940) on May 12, 2023, and incorporated herein by reference.

11.	Opinion and consent of Jennifer Fromm, Esq., filed via EDGAR (as Exhibit 11) with VAT’s Form N-14 (File No. 333-276036) on December 14, 2023, and incorporated herein by reference.

12.	Tax opinion and consent of Dechert LLP to be filed by amendment.

13(a).

Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds, VAST, VAT, VRT and Virtus Fund Services, LLC (“Virtus Fund Services”) dated September 20, 2018, filed via EDGAR (as Exhibit h.1) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November 16, 2018, and incorporated herein by reference.

13(b).

Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April  15, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 54 to VIT’s Registration Statement (File No. 033-64915) on April 27, 2012, and incorporated herein by reference.

13(c).

Adoption and Amendment Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of March 21, 2014, filed via EDGAR (as Exhibit h.2.b) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

13(d).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of August  19, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September  8, 2014, and incorporated herein by reference.

13(e).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of June  1, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 92 (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

13(f).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of November  12, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 80 (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

13(g).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of May  28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-Effective Amendment No. 18 to VAST’s Registration Statement (File No. 333-191940) on June  5, 2015, and incorporated herein by reference.

13(h).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December  10, 2015, filed via EDGAR (as Exhibit h.2.e) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January  8, 2016, and incorporated herein by reference.

13(i).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February  1, 2017, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July  26, 2017, and incorporated herein by reference.

13(j).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February  1, 2017, filed via EDGAR (as Exhibit h.2.h) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December  21, 2017, and incorporated herein by reference.

13(k).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September  18, 2017, filed via EDGAR (as Exhibit h.2.i) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December  21, 2017, and incorporated herein by reference.

13(l).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of January  1, 2018, filed via EDGAR (as Exhibit h.2.j) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December  21, 2017, and incorporated herein by reference.

13(m).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September  20, 2018, filed via EDGAR (as Exhibit h.2.k) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November  16, 2018, and incorporated herein by reference.

13(n).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December  21, 2018, filed via EDGAR (as Exhibit h.2.l) with Post-Effective Amendment No. 120 to VET’s Registration Statement (File No. 002-16590) on January  25, 2019, and incorporated herein by reference.

13(o).

Form of Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of March 22, 2019, filed via EDGAR (as Exhibit h.2.m) with Post-Effective Amendment No. 35 to VAT’s Registration Statement (File No. 333-08045) on April 25, 2019, and incorporated herein by reference.

13(p).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of May  22, 2019, filed via EDGAR (as Exhibit h.2.n) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June  12, 2019, and incorporated herein by reference.

13(q).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September  1, 2019, filed via EDGAR (as Exhibit h.2.o) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

13(r).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of November  18, 2019, filed via EDGAR (as Exhibit h.2.p) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

13(s).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of August 27, 2020, filed via EDGAR (as Exhibit h.2.q) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

13(t).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of November  13, 2020, filed via EDGAR (as Exhibit h.2.r) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December  7, 2020, and incorporated herein by reference.

13(u).

Adoption Agreement and Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of June 9, 2021, filed via EDGAR (as Exhibit h.2.r) with Post-Effective Amendment No. 139 to VET’s Registration Statement (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

13(v).

Amendment to Sub-Transfer and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VAT, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of August  2, 2021, filed via EDGAR (as Exhibit 13(v)) to VOT’s Form N-14 (File No. 333-261341) on November  24, 2021, and incorporated herein by reference.

13(w).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of December 1, 2021, filed via EDGAR (as Exhibit h.2.u) with Post-Effective Amendment No. 122 to VOT’s Registration Statement (File No. 033-65137) on December 6, 2021, and incorporated herein by reference.

13(x).

Adoption Agreement and Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of January 12, 2022, filed via EDGAR (as Exhibit h.2.v) with Post-Effective Amendment No. 45 to VAST’s Registration Statement (File No. 333-191940) on February 24, 2022, and incorporated herein by reference.

13(y).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of February 24, 2022, filed via EDGAR (as Exhibit h.2.w) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

13(z).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of September  1, 2022, filed via EDGAR (as Exhibit h.2.x) with Post-Effective Amendment No. 128 (File No. 033-65137) on September 27, 2022, and incorporated herein by reference.

13(aa).

Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of May  19, 2023, filed via EDGAR (as Exhibit h.2.y) with Post-Effective Amendment No. 130 (File No. 033-65137) on September 26, 2023, and incorporated herein by reference.

13(bb).

Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2010, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 36 (File No. 033-65137) on January 28, 2010, and incorporated herein by reference.

13(cc).

First Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of April 14, 2010, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

13(dd).

Second Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of June 30, 2010, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

13(ee).

Third Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of September 14, 2010, filed via EDGAR (as Exhibit h.11) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

13(ff).

Fourth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2011, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

13(gg).

Fifth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of March 15, 2011, filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

13(hh).

Sixth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of August 28, 2012, filed via EDGAR (as Exhibit h.2.f) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

13(ii).

Seventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of December 18, 2012, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

13(jj).

Eighth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.3.h) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

13(kk).

Ninth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.3.i) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

13(ll).

Tenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of November 13, 2014, filed via EDGAR (as Exhibit h.3.j) with Post-Effective Amendment No. 74 (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

13(mm).

Eleventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of January 1, 2015, filed via EDGAR (as Exhibit h.3.k) with Post-Effective Amendment No. 80 (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

13(nn).

Twelfth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of March 19, 2015, filed via EDGAR (as Exhibit h.3.l) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

13(oo).

Thirteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of January 8, 2016, filed via EDGAR (as Exhibit h.3.m) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(pp).

Fourteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of December 1, 2016, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 92 (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

13(qq).

Fifteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT, VAT and Virtus Fund Services, effective as of June 12, 2017, filed via EDGAR (as Exhibit h.3.o) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(rr).

Sixteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT, VAT and Virtus Fund Services, effective as of March 6, 2018, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 117 to VET’s Registration Statement (File No. 002-16590) on March 6, 2018, and incorporated herein by reference.

13(ss).

Seventeenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of May 3, 2019, filed via EDGAR (as Exhibit h.3.q) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(tt).

Eighteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of June 12, 2019, filed via EDGAR (as Exhibit h.3.r) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(uu).

Nineteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of November 8, 2020, filed via EDGAR (as Exhibit h.3.s) with Post-Effective Amendment No. 135 to VET’s Registration Statement (File No. 002-16590) on November 16, 2020, and incorporated herein by reference.

13(vv).

Twentieth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of December 7, 2020, filed via EDGAR (as Exhibit h.3.t) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

13(ww).

Twenty-First Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of June 14, 2021, filed via EDGAR (as Exhibit h.3.u) with Post-Effective Amendment No. 120 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

13(xx).

Twenty-Second Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of August 2, 2021, filed via EDGAR (as Exhibit h.3.v) with Post-Effective Amendment No. 139 to VET’s Registration Statement (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

13(yy).

Twenty-Third Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of April 4, 2022, filed via EDGAR (as Exhibit h.3.w) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

13(zz).

Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January  1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February  25, 2010, and incorporated herein by reference.

13(aaa).

First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June  30, 2010 filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April  28, 2011, and incorporated herein by reference.

13(bbb).

Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September  14, 2010 filed via EDGAR (as Exhibit h.14) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April  28, 2011, and incorporated herein by reference.

13(ccc).

Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March  15, 2011 filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April  28, 2011, and incorporated herein by reference.

13(ddd).

Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

13(eee).

Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

13(fff).

Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

13(ggg).

Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

13(hhh).

Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VATS, Virtus Fund Services and BNY Mellon dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

13(iii).

Joinder Agreement to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VVIT, VAST, VATS, Virtus Fund Services and BNY Mellon dated December  10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January  8, 2016, and incorporated herein by reference.

13(jjj).

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon dated July  27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-Effective Amendment No. 31 to VAST’s Registration Statement (File No. 333-191940) on April  10, 2017, and incorporated herein by reference.

13(kkk).

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon dated April, 2017, filed via EDGAR (as Exhibit h.4.k) with Post-Effective Amendment No.  112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(lll).

Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September 21, 2017, filed via EDGAR (as Exhibit h.4.l) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(mmm).

Form of Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated December 1, 2018, filed via EDGAR (as Exhibit 13(rr)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

13(nnn).

Form of Amendment to Sub-Administration Agreement and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated March 8, 2019, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

13(ooo).

Amendment to Sub-Administration Agreement and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated May  22, 2019, filed via EDGAR (as Exhibit h.4.o) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June  12, 2019, and incorporated herein by reference.

13(ppp).

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September  1, 2019, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

13(qqq).

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated November  18, 2019, filed via EDGAR (as Exhibit h.4.q) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

13(rrr).

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated August 27, 2020, filed via EDGAR (as Exhibit h.4.r) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

13(sss).

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated November  16, 2020, filed via EDGAR (as Exhibit h.4.s) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December  7, 2020, and incorporated herein by reference.

13(ttt).

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated December  1, 2020, filed via EDGAR (as Exhibit h.4.t) with Post-Effective Amendment No. 116 (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

13(uuu).

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, Virtus Fund Services and BNY Mellon dated May 19, 2021, filed via EDGAR (as Exhibit h.4.u) with Post-Effective Amendment No. 121 (File No. 033-65137) on September 27, 2021, and incorporated herein by reference.

13(vvv).

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, Virtus Fund Services and BNY Mellon dated July 30, 2021, filed via EDGAR (as Exhibit h.4.v) with Post-Effective Amendment No. 121 (File No. 033-65137) on September 27, 2021, and incorporated herein by reference.

13(www).

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated February  12, 2022, filed via EDGAR (as Exhibit h.4.w) with Post-Effective Amendment No. 45 to VAST’s Registration Statement (File No. 333-191940) on February  24, 2022, and incorporated herein by reference.

13(xxx).

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated as of April  8, 2022, filed via EDGAR (as Exhibit h.3.x) with Post-Effective No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April  21, 2022, and incorporated herein by reference.

13(yyy).

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated as of September 15, 2022, filed via EDGAR (as Exhibit h.3.y) with Post-Effective Amendment No. 219 to VIT’s Registration Statement (File No. 033-36528) on October 26, 2022, and incorporated herein by reference.

13(zzz).

Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services and BNY Mellon dated as of May 19, 2023, via EDGAR (as Exhibit h.4.z) with Post-Effective Amendment No. 130 (File No. 033-65137) on September 26, 2023, and incorporated herein by reference.

13(aaaa).

Fifteenth Amended and Restated Expense Limitation Agreement between Registrant and the Adviser, effective as of January 1, 2024, filed via EDGAR (as Exhibit 13(aaaa)) with Pre-Effective Amendment No. 1 to VAT’s Form N-14 (File No. 333-275759) on January 25, 2024, and incorporated herein by reference.

13(bbbb).

Sixteenth Amended and Restated Expense Limitation Agreement between Registrant and the Adviser, effective as of February 23, 2024, filed via EDGAR (as Exhibit 13(bbbb)) with Pre-Effective Amendment No. 1 to VAT’s Form N-14 (File No. 333-275759) on January 25, 2024, and incorporated herein by reference.

13(cccc).

Seventeenth Amended and Restated Expense Limitation Agreement between Registrant and the Adviser, effective as of March 8, 2024, filed via EDGAR (as Exhibit 13(cccc)) with Pre-Effective Amendment No. 1 to VAT’s Form N-14 (File No. 333-275759) on January 25, 2024, and incorporated herein by reference.

13(dddd).

Form of Indemnification Agreement with each Trustee of Registrant, effective as of October 24, 2016, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

13(eeee).

Form of Joinder Agreement and Amendment to the Indemnification Agreement with George R. Aylward, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates (since retired), Richard E. Segerson (since retired) and Ferdinand L.J. Verdonck (since retired), effective as of January 18, 2017, filed via EDGAR (as Exhibit h.7.a) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(ffff).

Form of Joinder Agreement and Amendment to the Indemnification Agreement with Thomas J. Brown (since retired), Donald C. Burke, Roger A. Gelfenbien (since retired), John R. Mallin, and Hassell H. McClellan (since retired), effective as of February 27, 2017, filed via EDGAR (as Exhibit h.7.b) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(gggg).

Form of Indemnification Agreement with Sidney E. Harris and Connie D. McDaniel, effective as of July 17, 2017, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(hhhh).

Form of Indemnification Agreement with R. Keith Walton and Brian T. Zino, effective as of January 1, 2020, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

13(iiii).

Form of Indemnification Agreement with Sarah E. Cogan, Deborah A. DeCotis and F. Ford Drummond, effective as of July 1, 2022, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 128 to VOT’s Registration Statement (File No. 033-65137) on September 27, 2022, and incorporated herein by reference.

14.	*Consent of Independent Registered Public Accounting Firm filed via EDGAR (as Exhibit 14) herewith.

15.	Not applicable.

16.

Power of Attorney for Donald C. Burke, Sarah E. Cogan, Deborah A. DeCotis, F. Ford Drummond, Sidney E. Harris, John R. Mallin, Connie D. McDaniel, Philip R McLoughlin, Geraldine M. McNamara, R. Keith Walton and Brian T. Zino filed via EDGAR (as Exhibit 16) with VAT’s Form N-14 (File No. 333-276036) on December 14, 2023, and incorporated herein by reference.

17.	Not applicable.

Item 17.	Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion and any required consents, as required by Item 12.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 31st day of January, 2024.

VIRTUS ASSET TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 31st day of January, 2024.

Signatures	Title

/s/ George R. Aylward George R. Aylward	President (Principal Executive Officer) and Trustee

/s/ W. Patrick Bradley W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)

* Donald C. Burke	Trustee

* Sarah E. Cogan	Trustee

* Deborah A. DeCotis	Trustee

* F. Ford Drummond	Trustee

* Sidney E. Harris	Trustee

* John R. Mallin	Trustee

* Connie D. McDaniel	Trustee

* Philip R. McLoughlin	Trustee & Chairman

* Geraldine M. McNamara	Trustee

* R. Keith Walton	Trustee

* Brian T. Zino	Trustee

* By:	/s/ George R. Aylward
George R. Aylward
Attorney-in-fact, pursuant to powers of attorney.

EXHIBIT INDEX

Exhibit	Item

14.	Consent of Independent Registered Public Accounting Firm